UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Apollo Multi-Asset Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Real Estate – 0.5%
GPT Group	79	$288
Mirvac Group	274	422
Scentre Group	248	830
Westfield Corp.	134	907

		2,447

Total Australia – 0.5%		$2,447
Austria
Real Estate – 0.0%
Buwog AG	10	233

Total Austria – 0.0%		$233
Belgium
Real Estate – 0.0%
Warehouses De Pauw Comm. VA/SCA	1	124

Total Belgium – 0.0%		$124
Canada
Energy – 0.6%
Inter Pipeline Ltd.	131	2,899

Financials – 1.3%
Bank of Montreal	45	3,268
Royal Bank of Canada	40	2,673

		5,941

Real Estate – 0.1%
Canadian Apartment Properties REIT	3	75
Canadian REIT	4	128
First Capital Realty, Inc.	5	77
H&R Real Estate Investment Trust	16	258
RioCan	9	175

		713

Total Canada – 2.0%		$9,553
China
Consumer Discretionary – 0.6%
ANTA Sports Products Ltd.	1,045	3,118

Total China – 0.6%		$3,118
France
Consumer Staples – 0.5%
Casino, Guichard-Perrachon	48	2,305

Energy – 1.2%
Total S.A.	119	6,079

Financials – 0.2%
Societe Generale S.A.	25	1,217

Industrials – 1.4%
Safran	26	1,889
Schneider Electric S.A.	25	1,762
Vinci	43	2,941

		6,592

Real Estate – 0.4%
Gecina	2	325
Unibail-Rodamco	6	1,346

		1,671

Telecommunication Services – 1.0%
Orange S.A.	330	5,013

Utilities – 0.4%
ENGIE	139	1,776

Total France – 5.1%		$24,653
Germany
Industrials – 0.6%
Siemens AG	25	3,043

Real Estate – 0.3%
Ado Properties S.A.	7	240
alstria office AG	24	301
Deutsche EuroShop AG	4	155
Deutsche Wohnen AG	21	652

		1,348

Total Germany – 0.9%		$4,391
Hong Kong
Real Estate – 0.8%
Hongkong Land Holdings Ltd.	101	639
Link (The)	76	494
Sun Hung Kai Properties Ltd.	145	1,833
Swire Properties Ltd.	264	729

		3,695

Total Hong Kong – 0.8%		$3,695
India
Financials – 0.2%
Indiabulls Housing Finance Ltd.	95	910

Total India – 0.2%		$910
Ireland
Materials – 0.4%
CRH plc	57	1,993

Total Ireland – 0.4%		$1,993

Italy
Energy – 0.2%
Eni S.p.A.	71		1,164

Total Italy – 0.2%			$1,164
Japan
Consumer Discretionary – 1.1%
Bridgestone Corp.	67		2,402
Sekisui House Ltd.	167		2,786

			5,188

Real Estate – 1.2%
AEON Mall Co. Ltd.	27		385
Daiwa Office Investment Corp.	—	*	248
Global One Corp.	—	*	109
Ichigo Hotel Investment Corp.	—	*	148
Kenedix Office Investment Corp.	—	*	276
Mitsubishi Estate Co. Ltd.	101		2,011
Mitsui Fudosan Co. Ltd.	90		2,083
ORIX JREIT, Inc.	—	*	200
Tokyu, Inc.	—	*	224

			5,684

Telecommunication Services – 0.4%
Nippon Telegraph and Telephone Corp.	49		2,076

Total Japan – 2.7%			$12,948
Netherlands
Consumer Discretionary – 0.4%
Altice N.V., Class A (A)	9		178
Koninklijke Philips Electronics N.V., Ordinary Shares	66		2,029

			2,207

Consumer Staples – 0.4%
Unilever N.V., Certicaaten Van Aandelen	45		1,844

Financials – 0.8%
ING Groep N.V., Certicaaten Van Aandelen	269		3,781

Real Estate – 0.0%
Vastned Retail N.V.	2		96

Total Netherlands – 1.6%			$7,928
Norway
Consumer Staples – 1.3%
Marine Harvest ASA	351		6,337

Real Estate – 0.0%
Entra ASA	23		227

Total Norway – 1.3%			$6,564
Russia
Energy – 0.9%
PJSC LUKOIL ADR	80		4,502

Total Russia – 0.9%			$4,502
Singapore
Real Estate – 0.1%
CapitaCommercial Trust	47		48
CapitaLand Ltd.	92		192
Global Logistic Properties Ltd.	42		63
Mapletree Commercial Trust	60		58

			361

Total Singapore – 0.1%			$361
Spain
Real Estate – 0.1%
Axiare Patrimonio SOCIMI S.A.	5		78
Merlin Properties Socimi S.A.	33		363

			441

Utilities – 1.2%
Enagas S.A.	94		2,387
Iberdrola S.A.	570		3,740

			6,127

Total Spain – 1.3%			$6,568
Sweden
Real Estate – 0.1%
Fabege AB	24		395
Hufvudstaden AB	6		90

			485

Telecommunication Services – 0.4%
TeliaSonera AB	500		2,013

Total Sweden – 0.5%			$2,498
Switzerland
Health Care – 0.4%
Roche Holdings AG, Genusscheine	10		2,336

Real Estate – 0.1%
PSP Swiss Property Ltd., Registered Shares	3		264

Total Switzerland – 0.5%			$2,600
United Kingdom
Consumer Discretionary – 1.3%
Bellway plc	62		1,893
UBM plc	222		2,002
WPP Group plc	101		2,251

			6,146

Consumer Staples – 0.9%
Diageo plc	94	2,445
Imperial Tobacco Group plc	43	1,898

		4,343

Energy – 1.4%
Royal Dutch Shell plc, Class A	235	6,484

Financials – 1.0%
HSBC Holdings plc	375	3,033
Prudential plc	108	2,156

		5,189

Health Care – 0.5%
AstraZeneca plc	43	2,349

Industrials – 0.8%
BAE Systems plc	564	4,110

Materials – 0.6%
Mondi plc	145	2,986

Real Estate – 0.5%
Big Yellow Group plc	21	179
Derwent London plc	15	513
Great Portland Estates plc	27	221
Hammerson plc	40	283
Land Securities Group plc	70	915
LondonMetric Property plc	99	189
Shaftesbury plc	9	103

		2,403

Utilities – 0.4%
National Grid plc	164	1,919

Total United Kingdom – 7.4%		$35,929
United States
Consumer Discretionary – 1.1%
Kohl’s Corp.	68	3,376
Omnicom Group, Inc.	23	1,972

		5,348

Consumer Staples – 1.2%
Altria Group, Inc.	58	3,888
PepsiCo, Inc.	18	1,902

		5,790

Energy – 1.2%
Chevron Corp.	49	5,814

Financials – 3.7%
iShares iBoxx $ High Yield Corporate Bond ETF	72	6,268
MetLife, Inc.	85	4,604
T. Rowe Price Group, Inc.	31	2,343
Wells Fargo & Co.	86	4,721

		17,936

Health Care – 3.6%
Eli Lilly and Co.	23	1,710
Johnson & Johnson	41	4,702
Merck & Co., Inc.	94	5,527
Pfizer, Inc.	151	4,899

		16,838

Industrials – 1.1%
Eaton Corp.	37	2,492
Lockheed Martin Corp.	11	2,858

		5,350

Information Technology – 3.8%
Cisco Systems, Inc.	163	4,933
Cypress Semiconductor Corp.	258	2,957
Microsoft Corp.	115	7,176
QUALCOMM, Inc.	56	3,620

		18,686

Materials – 0.7%
International Paper Co.	65	3,444

Real Estate – 5.2%
Acadia Realty Trust	3	89
American Campus Communities, Inc.	12	604
American Tower Corp., Class A	9	969
AvalonBay Communities, Inc.	9	1,508
Boston Properties, Inc.	12	1,464
Brixmor Property Group, Inc.	24	590
Camden Property Trust	13	1,083
Corporate Office Properties Trust	13	395
Crown Castle International Corp.	3	251
CubeSmart	30	794
DuPont Fabros Technology, Inc.	8	351
Equinix, Inc.	1	334
Equity Residential	34	2,191
Federal Realty Investment Trust	4	542
General Growth Properties, Inc.	31	770
HCP, Inc.	16	485
LaSalle Hotel Properties	20	620
Life Storage, Inc.	6	482
Paramount Group, Inc.	24	383
ProLogis	22	1,151
Public Storage, Inc.	5	1,036
Regency Centers Corp.	4	252
RLJ Lodging Trust	20	496
Simon Property Group, Inc.	18	3,177
SL Green Realty Corp.	6	696
Spirit Realty Capital, Inc.	42	457
Sunstone Hotel Investors, Inc.	20	311
Taubman Centers, Inc.	7	512

VEREIT, Inc.	27	230
Vornado Realty Trust	14	1,420
Welltower, Inc.	29	1,911

		25,554

Telecommunication Services – 0.9%
AT&T, Inc.	103	4,366

Total United States – 22.5%		$109,126

TOTAL COMMON STOCKS – 49.5%		$241,305
(Cost: $233,736)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 0.1%
KKR Financial CLO 14 Ltd., Class D
7.273%, 7–15–28 (B)(C)	$480	457

United States – 1.0%
Anchorage Credit Funding Ltd., Series 2015-2A, Class D 7.300%, 1–25–31 (B)	600	575
Catamaran CLO Ltd. and Catamaran CLO LLC, Series 2014-2A 4.380%, 10–18–26 (B)(C)	510	464
NRZ Excess Spread Collateralized Notes, Series 2016-PLS2 5.683%, 7–25–21 (B)	1,316	1,314
NZCG Funding Ltd., Series 2015-2A, Class D 7.190%, 4–27–27 (B)(C)	470	445
OCP CLO Ltd., Series 2014-6A, Class C 4.530%, 7–17–26 (B)(C)	470	455
OCP CLO Ltd., Series 2015-9A, Class C 4.580%, 7–15–27 (B)(C)	470	441
Sound Point CLO Ltd., Series 2016-2A, Class D 5.130%, 10–20–28 (B)(C)	400	394
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D 6.201%, 10–20–28 (B)(C)	750	717

		4,805

TOTAL ASSET-BACKED SECURITIES – 1.1%		$5,262
(Cost: $5,133)

CORPORATE DEBT SECURITIES
Austria
Consumer Staples – 0.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (B)	400	425

Total Austria – 0.1%		$425
Bermuda
Financials – 0.0%
Ooredoo International Finance Ltd. 3.750%, 6–22–26 (B)	200	196

Total Bermuda – 0.0%		$196
Brazil
Financials – 0.0%
Cielo S.A. and Cielo USA, Inc. 3.750%, 11–16–22	200	187

Total Brazil – 0.0%		$187
British Virgin Islands
Financials – 0.1%
King Power Capital Ltd. 5.625%, 11–3–24	225	245

Total British Virgin Islands – 0.1%		$245
Canada
Consumer Discretionary – 0.0%
Gateway Casinos & Entertainment Ltd. 8.500%, 11–26–20 (B)(D)	CAD 300	224

Energy – 0.2%
EnCana Corp. 6.500%, 8–15–34	$162	174
Seven Generations Energy Ltd.: 8.250%, 5–15–20 (B)	447	473
6.750%, 5–1–23 (B)	441	470

		1,117

Health Care – 0.3%
Concordia Healthcare Corp.: 9.500%, 10–21–22 (B)	1,807	641
7.000%, 4–15–23 (B)	94	30
VPII Escrow Corp. 7.500%, 7–15–21 (B)	571	484
VRX Escrow Corp. 5.375%, 3–15–20 (B)	272	230

		1,385

Industrials – 0.2%
GFL Environmental, Inc.: 7.875%, 4–1–20 (B)	620	650
9.875%, 2–1–21 (B)	260	286
Ritchie Bros. Auctioneers, Inc. 5.375%, 1–15–25 (B)	162	165

		1,101

Information Technology – 0.6%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (B)	1,797	1,793
OpenText Corp.
5.875%, 6–1–26 (B)	560	591

		2,384

Materials – 0.0%
HudBay Minerals, Inc.:
7.250%, 1–15–23 (B)	65	67
7.625%, 1–15–25 (B)	98	102

		169

Total Canada – 1.3%		$6,380
Cayman Islands
Energy – 0.0%
Noble Holding International Ltd.
7.750%, 1–15–24	166	156

Financials – 0.1%
Preferred Term Securities XXIV Ltd., Series A–2
1.343%, 3–22–37 (B)(C)	395	209
Preferred Term Securities XXV Ltd., Series A–2
1.313%, 6–22–37 (B)(C)	217	117

		326

Materials – 0.0%
CSN Islands XI Corp.
6.875%, 9–21–19	270	209

Real Estate – 0.0%
Link Finance (Cayman) 2009 Ltd.
2.875%, 7–21–26	200	186

Telecommunication Services – 0.2%
Sable International Finance Ltd.
6.875%, 8–1–22 (B)	410	427

Total Cayman Islands – 0.3%		$1,304
Chile
Financials – 0.0%
Banco del Estado de Chile
3.875%, 2–8–22	200	204

Total Chile – 0.0%		$204
China
Financials – 0.1%
China Construction Bank Corp.
3.875%, 5–13–25	200	201

Information Technology – 0.0%
Alibaba Group Holding Ltd.
3.600%, 11–28–24	200	198

Total China – 0.1%		$399
France
Consumer Discretionary – 0.4%
Numericable – SFR S.A.
7.375%, 5–1–26 (B)	1,937	1,978

Health Care – 0.0%
HomeVi SAS
4.250%, 11–15–21 (B)(C)(D)	EUR 100	106

Total France – 0.4%		$2,084
Hong Kong
Financials – 0.0%
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.)
3.875%, 1–20–25	$200	201

Total Hong Kong – 0.0%		$201
India
Telecommunication Services – 0.0%
Bharti Airtel Ltd.
4.375%, 6–10–25	200	197

Total India – 0.0%		$197
Indonesia
Energy – 0.0%
PT Perusahaan Gas Negara Tbk
5.125%, 5–16–24	200	205

Total Indonesia – 0.0%		$205
Israel
Energy – 0.0%
Delek & Avner Tamar Bond Ltd.
5.082%, 12–30–23 (B)	150	154

Utilities – 0.1%
Israel Electric Corp. Ltd.
6.875%, 6–21–23 (B)	200	229

Total Israel – 0.1%		$383
Italy
Consumer Discretionary – 0.1%
Gamenet Group S.p.A.
6.000%, 8–15–21 (B)(D)	EUR 200	219

Consumer Staples – 0.0%
N&W Global Vending S.p.A.
7.000%, 10–15–23 (B)(D)	100	109

Materials – 0.0%
Guala Closures S.p.A.
4.445%, 11–15–21 (B)(C)(D)	100	108

Total Italy – 0.1%		$436

Jersey
Financials – 0.0%
Mercury BondCo plc
8.250%, 5–30–21 (D)(E)	182	202

Total Jersey – 0.0%		$202
Luxembourg
Consumer Discretionary – 1.0%
Altice Financing S.A.:
6.500%, 1–15–22 (B)	$100	104
6.625%, 2–15–23 (B)	987	1,014
7.500%, 5–15–26 (B)	600	624
Altice S.A.:
7.750%, 5–15–22 (B)	1,175	1,254
7.625%, 2–15–25 (B)	600	630
Intelsat Jackson Holdings S.A.
8.000%, 2–15–24 (B)	420	432
Nielsen Co. Luxembourg S.a.r.l. (The)
5.500%, 10–1–21 (B)	500	520

		4,578

Energy – 0.1%
Globe Luxembourg SCA
9.625%, 5–1–18 (B)(C)	450	444
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (B)(C)	400	174

		618

Industrials – 0.1%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (B)	480	400

Materials – 0.0%
ARD Finance S.A.
7.125%, 9–15–23 (B)	200	198

Total Luxembourg – 1.2%		$5,794
Macau
Consumer Discretionary – 0.2%
Wynn Macau Ltd.
5.250%, 10–15–21 (B)	800	806

Total Macau – 0.2%		$806
Malaysia
Financials – 0.0%
Malayan Banking Berhad
3.905%, 10–29–26	200	198

Telecommunication Services – 0.1%
Axiata SPV2 Berhad
4.357%, 3–24–26	200	201

Total Malaysia – 0.1%		$399
Mexico
Real Estate – 0.0%
Fibra Uno Administracion S.A. de CV
5.250%, 1–30–26 (B)	200	192

Total Mexico – 0.0%		$192
Netherlands
Consumer Discretionary – 0.3%
VTR Finance B.V.
6.875%, 1–15–24 (B)	1,050	1,083

Energy – 0.0%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5–23–21	200	216

Health Care – 0.1%
JLL/Delta Dutch Newco B.V.
7.500%, 2–1–22 (B)	500	529

Industrials – 0.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (B)	200	217
7.000%, 9–30–26 (B)	200	219

		436

Materials – 0.2%
Constellium N.V.
8.000%, 1–15–23 (B)	1,000	1,040

Total Netherlands – 0.7%		$3,304
Peru
Energy – 0.1%
Transportadora de Gas del Peru S.A.
4.250%, 4–30–28 (B)	255	251

Total Peru – 0.1%		$251
United Kingdom
Consumer Staples – 0.0%
Iceland Bondco plc
6.750%, 7–15–24 (D)	GBP 200	240

Energy – 0.3%
KCA DEUTAG UK Finance plc
7.250%, 5–15–21 (B)	$1,000	888

Financials – 0.0%
Arrow Global Finance plc
5.125%, 9–15–24 (B)(D)	GBP 127	156

Real Estate – 0.0%
Keystone Financing plc
9.500%, 10–15–19 (D)	100	129

Telecommunication Services – 0.0%
Virgin Media Secured Finance plc
5.500%, 8–15–26 (B)	$43	43

Total United Kingdom – 0.3%		$1,456

United States
Consumer Discretionary – 5.4%
Acosta, Inc.
7.750%, 10–1–22 (B)	250	210
Allison Transmission, Inc.
5.000%, 10–1–24 (B)	86	87
Altice U.S. Finance I Corp.
5.500%, 5–15–26 (B)	900	918
Altice U.S. Finance II Corp.
7.750%, 7–15–25 (B)	547	602
AMC Entertainment Holdings, Inc.
5.875%, 11–15–26 (B)	72	74
AMC Entertainment, Inc.
5.750%, 6–15–25	440	450
Bon–Ton Stores, Inc. (The)
8.000%, 6–15–21	463	222
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.)
5.000%, 10–1–24 (B)	250	249
Cablevision Systems Corp.:
7.750%, 4–15–18	375	396
5.875%, 9–15–22	446	435
Carlson Travel, Inc.
6.750%, 12–15–23 (B)	490	510
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.875%, 4–1–24 (B)	350	374
5.500%, 5–1–26 (B)	106	108
Cinemark USA, Inc.
4.875%, 6–1–23	500	506
Clear Channel Outdoor Holdings, Inc.
6.500%, 11–15–22	934	944
Clear Channel Worldwide Holdings, Inc., Series A
7.625%, 3–15–20	227	218
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, 3–15–20	975	974
Cumulus Media, Inc.
7.750%, 5–1–19	72	29
DISH DBS Corp.:
6.750%, 6–1–21	297	322
5.875%, 7–15–22	1,000	1,052
5.000%, 3–15–23	1,000	995
5.875%, 11–15–24	122	126
7.750%, 7–1–26	124	140
EMI Music Publishing Group North America Holdings
7.625%, 6–15–24 (B)	194	210
Gray Television, Inc.
5.875%, 7–15–26 (B)	300	298
Hanesbrands, Inc.
4.875%, 5–15–26 (B)	500	489
Hot Topic, Inc.
9.250%, 6–15–21 (B)	547	576
HT Intermediate Holdings Corp.
12.000%, 5–15–19 (B)(E)	350	357
Hughes Satellite Systems Corp.
5.250%, 8–1–26 (B)	150	147
J.C. Penney Co., Inc.
7.950%, 4–1–17	250	253
Jack Ohio Finance LLC
6.750%, 11–15–21 (B)	420	425
Jo–Ann Stores Holdings, Inc.
9.750%, 10–15–19 (B)(E)	1,467	1,397
Jo–Ann Stores, Inc.
8.125%, 3–15–19 (B)	300	299
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC
5.250%, 6–1–26 (B)	500	508
L Brands, Inc.
6.750%, 7–1–36	375	380
Laureate Education, Inc.
10.000%, 9–1–19 (B)(C)	2,664	2,721
MDC Partners, Inc.
6.500%, 5–1–24 (B)	168	151
MGM Resorts International
8.625%, 2–1–19	500	562
National CineMedia LLC
5.750%, 8–15–26	350	355
Neiman Marcus Group Ltd., Inc.
8.000%, 10–15–21 (B)	810	601
Neptune Finco Corp.:
10.125%, 1–15–23 (B)	400	462
10.875%, 10–15–25 (B)	552	657
Nexstar Escrow Corp.
5.625%, 8–1–24 (B)	150	149
Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4–15–22 (B)	500	509
Penske Automotive Group, Inc.
5.500%, 5–15–26	136	134
Pinnacle Operating Corp.
9.000%, 11–15–20 (B)	450	198
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4–15–22 (B)	147	146
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (B)(F)	363	309
0.000%, 7–15–20 (B)(F)	386	310

Scientific Games International, Inc. (GTD by Scientific Games Corp.)
10.000%, 12–1–22	748	744
Sinclair Television Group, Inc.
5.875%, 3–15–26 (B)	225	226
Univision Communications, Inc.
5.125%, 2–15–25 (B)	500	478
Wave Holdco LLC and Wave Holdco Corp.
8.250%, 7–15–19 (B)(E)	79	80
WaveDivision Escrow LLC and WaveDivision Escrow Corp.
8.125%, 9–1–20 (B)	877	912
WideOpenWest Finance LLC and WideOpenWest Capital Corp.
10.250%, 7–15–19	240	253
WMG Acquisition Corp.
6.750%, 4–15–22 (B)	647	681

		25,918

Consumer Staples – 0.7%
AdvancePierre Foods Holdings, Inc.
5.500%, 12–15–24 (B)	289	292
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (B)	334	345
5.750%, 6–15–25 (B)	405	409
Lamb Weston Holdings, Inc.
4.875%, 11–1–26 (B)	230	228
Performance Food Group, Inc.
5.500%, 6–1–24 (B)	142	143
Post Holdings, Inc.:
7.750%, 3–15–24 (B)	330	366
5.000%, 8–15–26 (B)	100	96
Prestige Brands, Inc.
5.375%, 12–15–21 (B)	300	309
Revlon Consumer Products Corp.
5.750%, 2–15–21	76	77
Revlon Escrow Corp.
6.250%, 8–1–24	50	51
Simmons Foods, Inc.
7.875%, 10–1–21 (B)	705	726
U.S. Foods, Inc.
5.875%, 6–15–24 (B)	254	262

		3,304

Energy – 1.9%
Access Midstream Partners L.P.
4.875%, 5–15–23	103	105
California Resources Corp.
8.000%, 12–15–22 (B)	183	163
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.)
6.125%, 10–1–24 (B)	332	343
Clayton Williams Energy, Inc.
7.750%, 4–1–19	1,095	1,100
Diamondback Energy, Inc.
4.750%, 11–1–24 (B)	240	235
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (B)	1,594	1,657
8.125%, 9–15–23 (B)	500	534
Gulfport Energy Corp.
6.000%, 10–15–24 (B)	200	204
Laredo Petroleum, Inc.
7.375%, 5–1–22	1,004	1,040
Murray Energy Corp. (GTD by Murray Energy Holdings Co.)
11.250%, 4–15–21 (B)	487	376
Newfield Exploration Co.
5.625%, 7–1–24	350	365
NGPL PipeCo LLC:
7.119%, 12–15–17 (B)	342	357
9.625%, 6–1–19 (B)	350	366
Northern Tier Energy LLC and Northern Tier Finance Corp. (GTD by Northern Tier Energy L.P.)
7.125%, 11–15–20	217	225
ONEOK, Inc.
7.500%, 9–1–23	350	403
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (B)	312	310
PDC Energy, Inc.
6.125%, 9–15–24 (B)	48	49
Rowan Cos., Inc. (GTD by Rowan plc)
7.375%, 6–15–25	97	99
Whiting Petroleum Corp.
6.500%, 10–1–18	643	640

		8,571

Financials – 1.5%
Balboa Merger Sub, Inc.
11.375%, 12–1–21 (B)	1,012	1,012
BBVA Bancomer S.A.
6.500%, 3–10–21 (B)	250	269

Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (B)	58	62
5.450%, 6–15–23 (B)	37	39
7.125%, 6–15–24 (B)	58	64
6.020%, 6–15–26 (B)	73	79
E*TRADE Financial Corp.
5.875%, 12–29–49	75	74
GTT Escrow Corp.
7.875%, 12–31–24 (B)	487	510
Hub International Ltd.
7.875%, 10–1–21 (B)	322	340
Madison Park Funding Ltd., Series 2012-10A, Class ER
8.458%, 1–20–29 (B)(C)	825	827
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (B)(E)	283	212
Onex USI Acquisition Corp.
7.750%, 1–15–21 (B)	936	955
Patriot Merger Corp.
9.000%, 7–15–21 (B)	1,224	1,291
Provident Funding Associates L.P. and PFG Finance Corp.
6.750%, 6–15–21 (B)	730	734

		6,468

Health Care – 1.5%
Catalent Pharma Solutions, Inc.
4.750%, 12–15–24 (B)(D)	EUR 100	110
Centene Corp.
4.750%, 5–15–22	$450	455
Chiron Merger Sub, Inc.
12.500%, 11–1–21 (B)	48	50
CHS/Community Health Systems, Inc.
5.125%, 8–15–18	644	633
DaVita HealthCare Partners, Inc.
5.125%, 7–15–24	52	52
Greatbatch Ltd.
9.125%, 11–1–23 (B)	476	475
HCA, Inc. (GTD by HCA Holdings, Inc.)
5.250%, 6–15–26	98	101
IMS Health, Inc.
5.000%, 10–15–26 (B)	200	201
Jaguar Holding Co. II and Pharmaceutical Product Development LLC
6.375%, 8–1–23 (B)	322	344
Kinetic Concepts, Inc. and KCI USA, Inc.
9.625%, 10–1–21 (B)	1,153	1,219
MPH Acquisition Holdings LLC
7.125%, 6–1–24 (B)	371	391
Surgery Center Holdings, Inc.
8.875%, 4–15–21 (B)	679	723
Team Health, Inc.
7.250%, 12–15–23 (B)	79	90
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,110	1,059
7.500%, 1–1–22 (B)	55	57
8.125%, 4–1–22	1,000	944
Universal Hospital Services, Inc.
7.625%, 8–15–20	409	405

		7,309

Industrials – 1.0%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC
6.750%, 5–1–19 (B)	654	677
HD Supply, Inc.
5.750%, 4–15–24 (B)	202	213
inVentiv Health, Inc.
9.000%, 1–15–18 (B)	161	161
KLX, Inc.
5.875%, 12–1–22 (B)	552	569
Masco Corp.
4.375%, 4–1–26	110	112
Ply Gem Industries, Inc.
6.500%, 2–1–22	500	518
Prime Security Services Borrower LLC
9.250%, 5–15–23 (B)	640	697
Standard Industries, Inc.
5.500%, 2–15–23 (B)	500	518
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	122	135
6.125%, 7–15–23	147	151
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	297	309
6.500%, 7–15–24	230	241
6.375%, 6–15–26 (B)	202	207
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9–15–26	133	137
WESCO Distribution, Inc. (GTD by WESCO International, Inc.)
5.375%, 6–15–24 (B)	431	432
XPO Logistics, Inc.:
6.500%, 6–15–22 (B)	254	267
6.125%, 9–1–23 (B)	72	75

		5,419

Information Technology – 1.7%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (B)		130	132
5.875%, 11–1–21 (B)		190	193
5.375%, 8–1–22 (B)		762	735
Conduent Finance, Inc. and Xerox Business Services LLC
10.500%, 12–15–24 (B)		280	300
Ensemble S Merger Sub, Inc.
9.000%, 9–30–23 (B)		134	142
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.
8.625%, 11–15–24 (B)		564	597
Infor (U.S.), Inc.
5.750%, 5–15–22 (D)	EUR	100	107
Italics Merger Sub, Inc.
7.125%, 7–15–23 (B)		$1,557	1,483
JDA Escrow LLC and JDA Bond Finance, Inc.
7.375%, 10–15–24 (B)		240	249
Micron Technology, Inc.:
5.875%, 2–15–22		732	763
7.500%, 9–15–23 (B)		730	809
5.500%, 2–1–25		322	320
NCR Escrow Corp.:
5.875%, 12–15–21		425	445
6.375%, 12–15–23		427	459
Riverbed Technolgy, Inc. and Project Homestake Merger Corp.
8.875%, 3–1–23 (B)		557	590
West Corp.
5.375%, 7–15–22 (B)		739	714
Western Digital Corp.:
7.375%, 4–1–23 (B)		370	407
10.500%, 4–1–24 (B)		276	326

			8,771

Materials – 1.0%
BakerCorp International, Inc.
8.250%, 6–1–19		1,030	870
Eagle Materials, Inc.
4.500%, 8–1–26		40	40
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)		720	677
Kaiser Aluminum Corp.
5.875%, 5–15–24		127	131
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (B)		160	170
5.875%, 9–30–26 (B)		118	119
PSPC Escrow Corp.
6.500%, 2–1–22 (B)		280	282
PSPC Escrow II Corp.
10.375%, 5–1–21 (B)		1,275	1,412
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.
5.125%, 7–15–23 (B)		704	715
U.S. Steel Corp.
8.375%, 7–1–21 (B)		46	51
Valvoline Finco Two LLC
5.500%, 7–15–24 (B)		350	362
Wise Metals Group LLC
8.750%, 12–15–18 (B)		442	460

			5,289

Real Estate – 0.4%
Aircastle Ltd.:
5.125%, 3–15–21		652	695
5.500%, 2–15–22		487	516
5.000%, 4–1–23		163	166
iStar Financial, Inc., Convertible
6.500%, 7–1–21		375	386
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.)
5.250%, 8–1–26		48	47

			1,810

Telecommunication Services – 1.0%
Frontier Communications Corp.:
8.875%, 9–15–20		497	529
9.250%, 7–1–21		172	181
6.250%, 9–15–21		500	474
11.000%, 9–15–25		423	437
GCI, Inc.
6.875%, 4–15–25		390	396
Level 3 Escrow II, Inc.
5.375%, 8–15–22		491	506
Sprint Corp.:
7.250%, 9–15–21		923	980
7.875%, 9–15–23		602	643
Sprint Nextel Corp.:
9.125%, 3–1–17		127	128
8.375%, 8–15–17		199	206
9.000%, 11–15–18 (B)		133	147
7.000%, 8–15–20		227	240
11.500%, 11–15–21		108	133

T–Mobile USA, Inc.:
6.000%, 4–15–24		204	215
6.500%, 1–15–26		118	128
Zayo Group LLC and Zayo Capital, Inc.
6.000%, 4–1–23		213	222

			5,565

Utilities – 0.3%
Calpine Corp.
5.250%, 6–1–26 (B)		350	345
Pattern Energy Group, Inc., Convertible
4.000%, 7–15–20		915	882

			1,227

Total United States – 16.4%			$79,651

TOTAL CORPORATE DEBT SECURITIES – 21.5%			$104,901
(Cost: $102,174)

MORTGAGE–BACKED SECURITIES
United States – 0.6%
Great Wolf Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-WFMZ, Class M
7.526%, 5–15–32 (B)(C)		360	356
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F
6.204%, 6–15–29 (B)(C)		2,500	2,507

			2,863

TOTAL MORTGAGE–BACKED SECURITIES – 0.6%			$2,863
(Cost: $2,842)

OTHER GOVERNMENT SECURITIES (G)
Columbia – 0.1%
Republic of Colombia
4.375%, 7–12–21		200	209

Mexico – 0.0%
United Mexican States
3.625%, 3–15–22		100	100

Turkey – 0.0%
Turkey Government Bond
6.250%, 9–26–22		200	208

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%			$517
(Cost: $532)

LOANS (C)
France
Health Care – 0.1%
Ceva Sante Animale:
3.750%, 6–30–21 (D)	EUR	219	233
0.000%, 6–30–21 (D)(H)		51	54
Ethypharm
5.000%, 6–21–23 (D)		229	244

			531

Total France – 0.1%			$531
Luxembourg
Consumer Discretionary – 0.1%
Eircom Finco S.a.r.l.
4.000%, 5–31–22 (D)		229	242
Formula One Holdings Ltd. and Delta Two S.a.r.l.
5.068%, 7–30–21		$160	162

			404

Total Luxembourg – 0.1%			$404
United Kingdom
Energy – 0.1%
KCA Deutag Alpha Ltd.
6.250%, 5–16–20		368	326

Total United Kingdom – 0.1%			$326
United States
Consumer Discretionary – 3.5%
Academy Sports + Outdoors
5.000%, 7–2–22		43	40
Advantage Sales & Marketing, Inc.
7.500%, 7–25–22		400	389
Asurion LLC:
4.250%, 7–8–20		238	240
0.000%, 7–8–20 (H)		19	19
8.500%, 3–3–21		240	244
Badger Sportswear, Inc.
5.500%, 9–23–22		407	404
Beasley Broadcast Group, Inc.
7.000%, 11–4–23		318	318
Belk, Inc.
5.750%, 12–10–22		843	724

BJ’s Wholesale Club, Inc.:
8.500%, 3–31–20	548	554
0.000%, 3–31–20 (H)	1,000	1,011
Bre Diamond Mezz 1 LLC and Bre Diamond Lessee Mezz 1 LLC
7.204%, 12–8–17	1,883	1,894
Bureau Van Dijk Electronic Publishing B.V.
4.612%, 9–23–21 (D)	GBP 551	682
CBS Radio, Inc.
4.500%, 10–17–23	$317	320
Charter Communicatons, Inc.
2.755%, 8–24–21	229	230
Cosmopolitan of Las Vegas (The)
7.054%, 11–9–18	1,400	1,406
Dollar Tree, Inc.
3.250%, 7–6–22	59	60
Entercom Communications Corp.:
6.000%, 10–26–23	3	3
4.500%, 11–1–23	247	250
Euro Garages
5.867%, 1–31–23 (D)	GBP 480	576
Extended Stay America, Inc. and ESH Hopitality, Inc.
3.770%, 8–30–23	$349	353
Global Cash Access Holdings, Inc.
6.250%, 12–19–20	297	287
GNC Holdings, Inc.
3.270%, 3–4–19	239	224
Hotel del Coronado
6.704%, 12–9–17	460	466
J.C. Penney Co., Inc.
5.250%, 6–23–23	239	239
Jo-Ann Stores, Inc.
6.256%, 9–29–23	352	355
KIK Custom Products, Inc.:
5.990%, 11–19–21	417	412
6.000%, 8–26–22	617	621
Learfield Communications, Inc.
0.000%, 12–1–23 (H)	350	354
Leslie’s Poolmart, Inc.
5.250%, 8–16–23	299	302
Mister Car Wash Holdings, Inc.
0.000%, 8–21–21 (H)	480	480
Nexstar Broadcasting Group, Inc.
0.000%, 9–26–23 (H)	270	272
Oak Parent, Inc.
5.500%, 10–26–23	191	192
PETCO Animal Supplies, Inc.
5.000%, 1–26–23	243	244
PNK Entertainment, Inc.
3.770%, 4–28–23	132	133
Scientific Games Corp.
6.000%, 10–18–20	228	231
SeaWorld Entertainment, Inc.
3.088%, 5–14–20	239	235
Serta Simmons Bedding LLC:
4.500%, 11–8–23	250	253
9.000%, 11–8–24	691	693
Talbots, Inc. (The):
5.500%, 3–19–20	544	528
9.500%, 3–19–21	422	380
Tectum Holdings, Inc.
5.750%, 8–10–23	300	304
Thomson Reuters Corp.
4.750%, 9–16–23	399	403
True Religion Apparel, Inc.
5.875%, 7–30–19	470	96
YUM! Brands, Inc.
3.486%, 6–16–23	239	242

		17,663

Consumer Staples – 0.3%
Albertsons Cos. LLC
4.750%, 6–23–23	179	182
Chefs’ Warehouse, Inc. (The)
6.750%, 6–22–22	381	382
Constellation Brands, Inc.
0.000%, 12–19–23 (H)	350	354
Revlon Consumer Products Corp.:
4.270%, 9–7–23	372	375
4.435%, 9–7–23	107	108
TriMark USA, Inc.
5.250%, 10–1–21	217	218

		1,619

Energy – 0.5%
Chesapeake Energy Corp.
8.500%, 8–23–21	1,153	1,253
Larchmont Resources LLC
5.250%, 10–27–22	100	100
Westmoreland Coal Co.
7.500%, 12–16–20	999	894

		2,247

Financials – 1.2%
Alliant Holdings Intermediate LLC
5.253%, 8–14–22	249	251
Ascensus, Inc.
5.500%, 12–3–22	193	193
ASP Henry Merger Sub, Inc.
5.500%, 9–30–23	350	353
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC
7.704%, 5–24–18	965	969
Brightwood Capital Advisors LLC
5.640%, 4–29–23	470	473

CRCI Holdings, Inc.
6.500%, 8–31–23	264		264
Dubai World Group:
2.000%, 9–30–22	118		96
0.000%, 9–30–22 (E)(H)	56		45
Edelman Financial Center LLC
6.500%, 12–16–22	218		218
INEOS Finance plc
3.750%, 12–15–20	497		501
Institutional Shareholder Services, Inc.:
4.750%, 4–30–21	713		706
0.000%, 5–12–21 (H)	35		34
NFP Corp.
0.000%, 12–9–23 (H)	445		448
TransUnion
3.520%, 4–9–21	228		229

			4,780

Health Care – 1.1%
Atrium Innovations, Inc.
7.750%, 8–10–21	400		392
BioClinica Holding I L.P.
5.250%, 10–20–23	350		350
eResearch Technology, Inc.
6.000%, 5–3–23	613		626
ExamWorks Group, Inc.
4.750%, 7–27–23	249		251
Genoa LLC
4.750%, 10–28–23	249		252
Patterson Medical Holdings, Inc.
5.750%, 8–28–22	250		249
Pharmaceutical Product Development, Inc.,
4.250%, 8–18–22	249		252
Quorum Health Corp.
6.750%, 4–29–22	237		232
SavaSeniorCare LLC
8.004%, 10–11–18	1,500		1,481
Schumacher Group
5.000%, 7–31–22	207		207
Team Health Holdings, Inc.
3.770%, 11–23–22	208		208
Valeant Pharmaceuticals International, Inc.
5.250%, 12–11–19	649		647

			5,147

Industrials – 1.7%
Air Canada
3.614%, 10–6–23	230		231
C.H.I. Overhead Doors, Inc.
4.500%, 7–31–22	549		549
Carrix, Inc.
4.500%, 1–7–19	230		225
Casella Waste Systems, Inc.
4.000%, 10–7–23	350		353
Cast & Crew Payroll LLC
5.000%, 8–3–22	369		371
Cortes NP Acquisition Corp.
6.000%, 11–30–23	525		532
DigitalGlobe, Inc.
0.000%, 12–22–23 (H)	285		286
Dynacast International LLC
9.500%, 1–30–23	103		101
Engility Holdings, Inc. and Engility Corp.:
5.020%, 8–12–20	91		92
5.750%, 8–12–23	185		188
7.250%, 8–12–23	3		3
7.500%, 8–12–23	7		7
GCA Services Group, Inc.:
6.010%, 3–1–23	56		56
7.500%, 3–1–23	5		5
6.040%, 3–1–23	49		50
5.984%, 3–1–23	57		58
6.068%, 3–1–23	59		60
IMG Worldwide, Inc.
5.250%, 5–6–21	250		252
Information Resources, Inc.
0.000%, 12–20–23 (H)	285		287
IPS Structural Adhesives Holdings, Inc. and IPS Intermediate Holdings, Inc.
0.000%, 12–10–23 (H)	280		278
K&G Engineering, Inc.
5.750%, 10–20–23	375		374
Morsco, Inc.
8.000%, 10–31–23	100		100
Oasis Outsourcing Holdings, Inc.
5.750%, 12–24–21	497		499
PAE Holding Corp.:
6.500%, 10–20–22	792		796
10.500%, 10–20–23	68		68
SLV Holding GmbH
0.000%, 12–16–23 (D)(H)	EUR 600		635
Solera LLC and Solera Finance, Inc.
5.750%, 3–3–23	$223		226
Tronair, Inc.:
7.250%, 9–8–23	4		3
5.750%, 9–8–23	347		343
U.S. Security Associates Holdings, Inc.
6.000%, 7–14–23	249		250
United Site Services, Inc.:
0.000%, 8–11–23 (H)	40		40
5.500%, 8–11–23	408		410
7.250%, 8–12–24	–	*	–	*
Verisure Holding AB
4.500%, 10–10–22 (D)	EUR 240		255

WireCo WorldGroup, Inc.
6.500%, 9–30–23	$299	302

		8,285

Information Technology – 1.8%
Active Network, Inc. (The)
6.000%, 11–15–20	499	497
Ancestry.com LLC
9.250%, 10–19–24	204	208
Applied Systems, Inc.
7.500%, 1–23–22	841	848
Aptean Holdings, Inc.
0.000%, 12–19–22 (H)	280	282
Ciena Corp.
4.250%, 4–25–21	239	240
Dell, Inc.
3.020%, 9–7–21	500	498
First Data Corp.
3.756%, 3–24–21	115	117
FirstLight Fiber
0.000%, 8–29–21 (H)	450	448
Global Tel Link Corp.
9.000%, 11–20–20	120	116
Infor (U.S.), Inc.
3.750%, 6–3–20	219	219
LANDesk Group, Inc.
5.500%, 9–21–22	250	253
Micron Technology, Inc.
4.520%, 4–26–22	239	242
Ministry Brands LLC:
6.000%, 3–2–17	377	376
0.000%, 12–30–17 (H)	103	103
Misys plc and Magic Newco LLC
12.000%, 6–12–19	2,375	2,519
SnapAv LLC
0.000%, 12–21–22 (H)	283	281
Survey Sampling International
6.000%, 12–16–20	136	134
TIBCO Software, Inc.
6.500%, 12–4–20	496	498
Vertafore, Inc.
4.750%, 6–17–23	250	251
Vision Solutions, Inc.:
7.500%, 6–15–22	397	396
9.000%, 6–15–22	1	1
Xerox Business Services LLC
0.000%, 12–7–23 (H)	464	469

		8,996

Materials – 0.3%
Anchor Glass Container Corp.
4.250%, 12–7–23	21	21
Chromaflo Technologies Corp.
5.000%, 11–18–23	100	101
Flex Acquisition Holdings, Inc.:
8.000%, 12–6–17	344	343
0.000%, 12–16–23 (H)	280	282
Reynolds Group Holdings Ltd.
4.250%, 2–5–23	349	354
Styrolution Group GmbH
4.750%, 9–30–21	399	404
Versum Materials, Inc.
3.498%, 9–30–23	269	272

		1,777

Real Estate – 0.9%
AWAS Aviation Capital Ltd.
4.203%, 6–10–18	213	214
BioMed Realty Trust, Inc.
8.704%, 2–9–18	844	853
Inland Retail Real Estate Trust, Inc.
7.117%, 4–1–19	1,372	1,380
iStar Financial, Inc.
5.500%, 7–1–20	249	252
Terra Millennium Corp.
7.250%, 11–21–22	560	554
Workspace Property Trust
7.454%, 10–9–18	1,500	1,503

		4,756

Telecommunication Services – 0.2%
GTT Communications, Inc.
0.000%, 12–13–23 (H)	280	284
Level 3 Financing, Inc.
4.000%, 8–1–19	207	209
Lightower Fiber Networks
4.248%, 4–13–20	223	224
Zayo Group LLC
3.750%, 5–6–21	221	223

		940

Total United States – 11.5%		$56,210

TOTAL LOANS – 11.8%		$57,471
(Cost: $56,914)

SHORT–TERM SECURITIES
Commercial Paper (I) – 12.1%
BMW U.S. Capital LLC (GTD by BMW AG):
0.650%, 1–6–17	7,631	7,630
0.570%, 1–12–17	10,000	9,998

Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.)
0.550%, 1–26–17	5,000	4,998
CVS Health Corp.
1.010%, 2–7–17	3,000	2,997
Danaher Corp.
0.700%, 1–4–17	10,000	9,998
Kroger Co. (The)
0.880%, 1–3–17	5,000	5,000
PacifiCorp
0.970%, 1–10–17	5,000	4,999
Pricoa Short Term Funding LLC
0.590%, 1–17–17	3,000	2,999
Sysco Corp.
0.950%, 1–3–17	4,500	4,500
Wisconsin Electric Power Co.
0.850%, 1–9–17	6,000	5,999

		59,118

Master Note – 4.0%
Toyota Motor Credit Corp.
0.860%, 1–4–17 (J)	19,526	19,526

TOTAL SHORT-TERM SECURITIES – 16.1%		$78,644
(Cost: $78,643)

TOTAL INVESTMENT SECURITIES – 100.7%		$490,963
(Cost: $479,974)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(3,643)

NET ASSETS – 100.0%		$487,320

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $79,311 or 16.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, EUR – Euro and GBP – British Pound).

(E)	Payment-in-kind bonds.

(F)	Zero coupon bond.

(G)	Other Government Securities may include emerging markets sovereign, quasi–sovereign, corporate and supranational agency and organization debt securities.

(H)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(I)	Rate shown is the yield to maturity at December 31, 2016.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	7,768	U.S. Dollar	9,641	1–25–17	Citibank N.A.	$61	$—
Euro	18,174	U.S. Dollar	19,299	1–25–17	Citibank N.A.	146	—
Japanese Yen	363,735	U.S. Dollar	3,235	1–25–17	Citibank N.A.	119	—
British Pound	1,520	U.S. Dollar	1,979	1–31–17	JPMorgan Securities LLC	104	—
Euro	1,890	U.S. Dollar	2,080	1–31–17	JPMorgan Securities LLC	88	—
Canadian Dollar	282	U.S. Dollar	209	1–25–17	Morgan Stanley International	–	1
						$518	$1

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$241,305	$—	$—
Asset-Backed Securities	—	3,948	1,314
Corporate Debt Securities	—	104,901	—
Mortgage-Backed Securities	—	2,863	—
Other Government Securities	—	517	—
Loans	—	47,898	9,573
Short-Term Securities	—	78,644	—
Total	$241,305	$238,771	$10,887
Forward Foreign Currency Contracts	$—	$518	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Loans
Beginning Balance 10–1–16	$—	$5,001
Net realized gain (loss)	—	1
Net change in unrealized appreciation (depreciation)	(2)	81
Purchases	1,400	5,202
Sales	(84)	(1,353)
Amortization/Accretion of premium/discount	—	6
Transfers into Level 3 during the period	—	1,996
Transfers out of Level 3 during the period	—	(1,361)
Ending Balance 12–31–16	$1,314	$9,573
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–16	$(2)	$83

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12–31–16	Valuation Technique(s)	Unobservable Input(s)
Assets
Asset-Backed Securities	$1,314	Third-party valuation service	Broker quotes
Loans	$9,573	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

GTD = Guaranteed

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$479,974

Gross unrealized appreciation	17,014
Gross unrealized depreciation	(6,025)

Net unrealized appreciation	$10,989

SCHEDULE OF INVESTMENTS Ivy Apollo Strategic Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Netherlands
Consumer Discretionary – 0.1%
Altice N.V., Class A (A)	11	$211

Total Netherlands – 0.1%		$211
United States
Financials – 1.8%
iShares iBoxx $ High Yield Corporate Bond ETF	78	6,712

Total United States – 1.8%		$6,712

TOTAL COMMON STOCKS – 1.9%		$6,923
(Cost: $6,782)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 0.1%
KKR Financial CLO 14 Ltd., Class D
7.273%, 7–15–28 (B)(C)	$520	495

United States – 0.9%
Anchorage Credit Funding Ltd., Series 2015–2A, Class D
7.300%, 1–25–31 (B)	400	383
Catamaran CLO Ltd. and Catamaran CLO LLC, Series 2014–2A
4.380%, 10–18–26 (B)(C)	490	446
NRZ Excess Spread Collateralized Notes, Series 2016–PLS2
5.683%, 7–25–21 (B)	564	564
NZCG Funding Ltd., Series 2015–2A, Class D
7.190%, 4–27–27 (B)(C)	530	502
OCP CLO Ltd., Series 2014–6A, Class C
4.530%, 7–17–26 (B)(C)	530	513
OCP CLO Ltd., Series 2015–9A, Class C
4.580%, 7–15–27 (B)(C)	530	497
Sound Point CLO Ltd., Series 2016–2A, Class D
5.130%, 10–20–28 (B)(C)	100	98
TIAA Churchill Middle Market CLO I Ltd., Series 2016–1A, Class D
6.201%, 10–20–28 (B)(C)	250	239

		3,242

TOTAL ASSET-BACKED SECURITIES – 1.0%		$3,737
(Cost: $3,588)

CORPORATE DEBT SECURITIES
Argentina
Energy – 0.4%
YPF Sociedad Anonima
8.318%, 8–15–18 (C)	1,647	1,667

Materials – 0.4%
Alto Parana S.A.
6.375%, 6–9–17 (B)	1,260	1,276

Total Argentina – 0.8%		$2,943
Australia
Financials – 0.2%
Westpac Banking Corp.
4.625%, 6–1–18	660	683

Total Australia – 0.2%		$683
Austria
Consumer Staples – 0.2%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (B)	600	637

Materials – 0.5%
Bahia Sul Holdings GmbH
5.750%, 7–14–26 (B)	2,000	1,927

Total Austria – 0.7%		$2,564
Bahrain
Financials – 0.2%
HDFC Bank Ltd.
3.000%, 3–6–18	750	755

Total Bahrain – 0.2%		$755
Bermuda
Financials – 0.1%
Ooredoo International Finance Ltd.
3.750%, 6–22–26 (B)	200	196

Total Bermuda – 0.1%		$196
Brazil
Consumer Staples – 0.3%
BRF - Brasil Foods S.A.
3.950%, 5–22–23 (B)	1,000	952

Financials – 0.1%
Cielo S.A. and Cielo USA, Inc.
3.750%, 11–16–22 (B)	200	187

Materials – 0.4%
Suzano Trading Ltd.
5.875%, 1–23–21 (B)	1,000	1,033
Vale Overseas Ltd.:
4.625%, 9–15–20	700	716
6.250%, 8–10–26	125	130

		1,879

Total Brazil – 0.8%		$3,018
British Virgin Islands
Financials – 0.3%
Horsepower Finance Ltd.
2.100%, 3–3–17	1,000	1,000
King Power Capital Ltd.
5.625%, 11–3–24	225	245

		1,245

Total British Virgin Islands – 0.3%		$1,245
Canada
Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd.
8.500%, 11–26–20 (B)(D)	CAD 500	373

Energy – 0.8%
EnCana Corp.
6.500%, 8–15–34	$197	212
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (B)	637	676
6.750%, 5–1–23 (B)	590	628
TransCanada PipeLines Ltd.
3.800%, 10–1–20	1,000	1,043

		2,559

Financials – 0.3%
Bank of Montreal
1.800%, 7–31–18	500	500
Royal Bank of Canada
2.500%, 1–19–21	750	751

		1,251

Health Care – 0.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (B)	2,169	769
7.000%, 4–15–23 (B)	135	43
VPII Escrow Corp.
7.500%, 7–15–21 (B)	768	651
VRX Escrow Corp.
5.375%, 3–15–20 (B)	350	296

		1,759

Industrials – 0.3%
GFL Environmental, Inc.:
7.875%, 4–1–20 (B)	800	839
9.875%, 2–1–21 (B)	290	319
Ritchie Bros. Auctioneers, Inc.
5.375%, 1–15–25 (B)	171	174

		1,332

Information Technology – 0.7%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (B)	1,948	1,944
OpenText Corp.
5.875%, 6–1–26 (B)	440	464

		2,408

Materials – 0.0%
HudBay Minerals, Inc.:
7.250%, 1–15–23 (B)	68	70
7.625%, 1–15–25 (B)	102	106

		176

Total Canada – 2.7%		$9,858
Cayman Islands
Energy – 0.0%
Noble Holding International Ltd.
7.750%, 1–15–24	172	162

Financials – 0.3%
Continental Senior Trust
5.750%, 1–18–17 (B)	750	750
Preferred Term Securities XXIV Ltd., Series A–2
1.343%, 3–22–37 (B)(C)	296	157
Preferred Term Securities XXV Ltd., Series A–2
1.313%, 6–22–37 (B)(C)	148	80

		987

Materials – 0.2%
CSN Islands XI Corp.
6.875%, 9–21–19	230	178
Fibria Overseas Finance Ltd.
5.250%, 5–12–24	800	800

		978

Real Estate – 0.1%
Link Finance (Cayman) 2009 Ltd.
2.875%, 7–21–26	200	186

Telecommunication Services – 0.9%
CK Hutchison International (16) Ltd.
1.875%, 10–3–21 (B)		2,000	1,912
Hutchison Whampoa International (12) (II) Ltd.
2.000%, 11–8–17 (B)		500	501
Sable International Finance Ltd.
6.875%, 8–1–22 (B)		520	541

			2,954

Total Cayman Islands – 1.5%			$5,267
Chile
Materials – 0.3%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.)
4.750%, 1–19–18 (B)		1,000	1,017

Total Chile – 0.3%			$1,017
China
Financials – 0.1%
China Construction Bank Corp.
3.875%, 5–13–25		200	201

Information Technology – 0.1%
Alibaba Group Holding Ltd.:
1.625%, 11–28–17		250	250
3.600%, 11–28–24		200	198

			448

Total China – 0.2%			$649
Columbia
Financials – 0.4%
Banco de Bogota S.A.:
5.000%, 1–15–17 (B)		750	751
5.375%, 2–19–23 (B)		800	809

			1,560

Utilities – 0.2%
Empresas Publicas de Medellin E.S.P.
7.625%, 7–29–19 (B)		697	779

Total Columbia – 0.6%			$2,339
France
Consumer Discretionary – 0.6%
Numericable - SFR S.A.
7.375%, 5–1–26 (B)		2,029	2,072

Consumer Staples – 0.3%
Danone S.A.
3.000%, 6–15–22 (B)		900	906

Health Care – 0.0%
HomeVi SAS
4.250%, 11–15–21 (B)(C)(D)	EUR	100	106

Total France – 0.9%			$3,084
Hong Kong
Financials – 0.1%
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.)
3.875%, 1–20–25		$200	201

Total Hong Kong – 0.1%			$201
India
Financials – 0.0%
Indian Railway Finance Corp.
3.417%, 10–10–17		319	322

Telecommunication Services – 0.1%
Bharti Airtel Ltd.
4.375%, 6–10–25		200	197

Total India – 0.1%			$519
Indonesia
Energy – 0.1%
PT Perusahaan Gas Negara Tbk
5.125%, 5–16–24		200	205

Financials – 0.2%
Bank Rakyat Indonesia
2.950%, 3–28–18		1,000	1,000

Total Indonesia – 0.3%			$1,205
Israel
Energy – 0.0%
Delek & Avner Tamar Bond Ltd.
5.082%, 12–30–23 (B)		150	154

Utilities – 0.1%
Israel Electric Corp. Ltd.
6.875%, 6–21–23 (B)		200	229

Total Israel – 0.1%			$383
Italy
Consumer Discretionary – 0.1%
Gamenet Group S.p.A.
6.000%, 8–15–21 (B)(D)	EUR	200	219

Consumer Staples – 0.0%
N&W Global Vending S.p.A.
7.000%, 10–15–23 (B)(D)		100	109

Materials – 0.0%
Guala Closures S.p.A.
4.445%, 11–15–21 (B)(C)(D)		100	108

Total Italy – 0.1%			$436

Japan
Financials – 0.2%
Mizuho Bank Ltd.
2.450%, 4–16–19 (B)	$750	753

Total Japan – 0.2%		$753
Jersey
Financials – 0.1%
Mercury BondCo plc
8.250%, 5–30–21 (D)(E)	EUR 218	242

Total Jersey – 0.1%		$242
Luxembourg
Consumer Discretionary – 1.5%
Altice Financing S.A.:
6.500%, 1–15–22 (B)	$100	104
6.625%, 2–15–23 (B)	1,213	1,246
7.500%, 5–15–26 (B)	672	699
Altice S.A.:
7.750%, 5–15–22 (B)	1,525	1,629
7.625%, 2–15–25 (B)	800	840
Intelsat Jackson Holdings S.A.
8.000%, 2–15–24 (B)	330	339
Nielsen Co. Luxembourg S.a.r.l. (The)
5.500%, 10–1–21 (B)	700	728

		5,585

Consumer Staples – 0.2%
Minerva Luxembourg S.A.
6.500%, 9–20–26 (B)	775	747

Energy – 0.3%
Globe Luxembourg SCA
9.625%, 5–1–18 (B)(C)	770	760
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (B)(C)	600	261

		1,021

Industrials – 0.1%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (B)	620	516

Information Technology – 0.9%
BC Luxco 1 S.A.
7.375%, 1–29–20 (B)	3,200	3,216

Materials – 0.1%
ARD Finance S.A.
7.125%, 9–15–23 (B)	200	198

Total Luxembourg – 3.1%		$11,283
Macau
Consumer Discretionary – 0.3%
Wynn Macau Ltd.
5.250%, 10–15–21 (B)	1,000	1,008

Total Macau – 0.3%		$1,008
Malaysia
Financials – 0.1%
Malayan Banking Berhad
3.905%, 10–29–26	200	198

Total Malaysia – 0.1%		$198
Mexico
Consumer Discretionary – 0.4%
Grupo Televisa S.A.B. de C.V.
6.000%, 5–15–18	1,250	1,316

Consumer Staples – 1.4%
Coca-Cola FEMSA S.A.B. de C.V.
2.375%, 11–26–18	750	755
Grupo Bimbo S.A.B. de C.V.
4.500%, 1–25–22 (B)	1,250	1,301
Kimberly-Clark de Mexico
3.800%, 4–8–24 (B)	1,000	986
Sigma Alimentos S.A. de C.V.
5.625%, 4–14–18 (B)	1,800	1,868

		4,910

Energy – 0.5%
Petroleos Mexicanos
5.500%, 2–4–19 (B)	2,000	2,073

Financials – 0.5%
Banco Santander S.A.
4.125%, 11–9–22 (B)	750	746
Nacional Financiera SNC
3.375%, 11–5–20 (B)	750	751
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (B)	450	439

		1,936

Real Estate – 0.1%
Fibra Uno Administracion S.A. de CV
5.250%, 1–30–26 (B)	200	192

Telecommunication Services – 0.3%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.)
5.500%, 11–15–19	1,000	1,080

Total Mexico – 3.2%		$11,507
Netherlands
Consumer Discretionary – 1.0%
Myriad International Holdings B.V.
6.375%, 7–28–17 (B)	1,800	1,835
VTR Finance B.V.
6.875%, 1–15–24 (B)	1,350	1,394

		3,229

Consumer Staples – 0.2%
Marfrig Holdings (Europe) B.V.
8.000%, 6–8–23 (B)	650	673

Energy – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5–23–21	1,155	1,245

Financials – 0.6%
ENEL Finance International N.V.
5.125%, 10–7–19 (B)	1,445	1,544
Rabobank Nederland
2.500%, 1–19–21	750	749

		2,293

Health Care – 0.0%
JLL/Delta Dutch Newco B.V.
7.500%, 2–1–22 (B)	100	106

Industrials – 0.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (B)	200	217
7.000%, 9–30–26 (B)	200	219

		436

Materials – 0.3%
Constellium N.V.
8.000%, 1–15–23 (B)	1,060	1,102

Utilities – 0.1%
Majapahit Holding B.V.
7.750%, 1–20–20 (B)	400	449

Total Netherlands – 2.6%		$9,533
Norway
Financials – 0.1%
DNB Bank ASA
3.200%, 4–3–17 (B)	500	502

Total Norway – 0.1%		$502
Panama
Financials – 0.8%
Banco de Credito del Peru
2.250%, 10–25–19 (B)	500	494
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)	2,250	2,255

		2,749

Total Panama – 0.8%		$2,749
Peru
Energy – 0.1%
Transportadora de Gas del Peru S.A.
4.250%, 4–30–28 (B)	200	197

Financials – 0.1%
BBVA Banco Continental S.A.
3.250%, 4–8–18 (B)	500	504

Total Peru – 0.2%		$701
Singapore
Financials – 0.2%
DBS Bank Ltd.
3.625%, 9–21–22 (B)	750	756

Total Singapore – 0.2%		$756
South Korea
Financials – 0.4%
Kookmin Bank
2.125%, 10–21–20 (B)	750	733
Woori Bank
2.625%, 7–20–21 (B)	750	738

		1,471

Telecommunication Services – 0.1%
SK Broadband Co. Ltd.
2.875%, 10–29–18	500	504

Total South Korea – 0.5%		$1,975
United Arab Emirates
Financials – 0.3%
ICICI Bank Ltd.
4.700%, 2–21–18 (B)	750	768

Utilities – 0.1%
Abu Dhabi National Energy Co.
2.500%, 1–12–18 (B)	500	500

Total United Arab Emirates – 0.4%		$1,268
United Kingdom
Consumer Staples – 0.2%
BAT International Finance plc
1.850%, 6–15–18 (B)	750	750
Iceland Bondco plc
6.750%, 7–15–24 (D)	GBP 100	120

		870

Energy – 0.2%
KCA DEUTAG UK Finance plc
7.250%, 5–15–21 (B)	$1,000	888

Financials – 1.0%
Arrow Global Finance plc
5.125%, 9–15–24 (B)(D)	GBP 101	124
Barclays plc
8.250%, 12–29–49	$1,300	1,352
State Bank of India
3.250%, 4–18–18 (B)	1,750	1,769

		3,245

Real Estate – 0.1%
Keystone Financing plc
9.500%, 10–15–19 (D)	GBP 212	273

Telecommunication Services – 0.0%
Virgin Media Secured Finance plc
5.500%, 8–15–26 (B)	$46	46

Total United Kingdom – 1.5%		$5,322
United States
Consumer Discretionary – 7.9%
Acosta, Inc.
7.750%, 10–1–22 (B)	400	336
Allison Transmission, Inc.
5.000%, 10–1–24 (B)	98	99
Altice U.S. Finance I Corp.
5.500%, 5–15–26 (B)	660	673
Altice U.S. Finance II Corp.
7.750%, 7–15–25 (B)	853	938
AMC Entertainment Holdings, Inc.
5.875%, 11–15–26 (B)	79	81
AMC Entertainment, Inc.
5.750%, 6–15–25	494	505
Bon–Ton Stores, Inc. (The)
8.000%, 6–15–21	782	375
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.)
5.000%, 10–1–24 (B)	250	249
Cablevision Systems Corp.:
7.750%, 4–15–18	125	132
5.875%, 9–15–22	505	492
Carlson Travel, Inc.
6.750%, 12–15–23 (B)	495	515
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.875%, 4–1–24 (B)	150	160
5.500%, 5–1–26 (B)	110	112
Cinemark USA, Inc.
4.875%, 6–1–23	500	506
Clear Channel Outdoor Holdings, Inc.
6.500%, 11–15–22	1,110	1,124
Clear Channel Worldwide Holdings, Inc., Series A
7.625%, 3–15–20	227	218
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, 3–15–20	1,425	1,423
Cumulus Media, Inc.
7.750%, 5–1–19	200	82
DISH DBS Corp.:
6.750%, 6–1–21	450	488
5.875%, 7–15–22	1,000	1,054
5.000%, 3–15–23	1,000	995
5.875%, 11–15–24	135	139
7.750%, 7–1–26	174	196
EMI Music Publishing Group North America Holdings
7.625%, 6–15–24 (B)	244	264
Gray Television, Inc.
5.875%, 7–15–26 (B)	188	187
Hanesbrands, Inc.
4.875%, 5–15–26 (B)	250	244
Hot Topic, Inc.
9.250%, 6–15–21 (B)	700	737
HT Intermediate Holdings Corp.
12.000%, 5–15–19 (B)(E)	545	556
Hughes Satellite Systems Corp.
5.250%, 8–1–26 (B)	350	343
J.C. Penney Co., Inc.
7.950%, 4–1–17	250	253
Jack Ohio Finance LLC
6.750%, 11–15–21 (B)	330	334
Jo–Ann Stores Holdings, Inc.
9.750%, 10–15–19 (B)(E)	1,635	1,557
Jo–Ann Stores, Inc.
8.125%, 3–15–19 (B)	418	416
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC
5.250%, 6–1–26 (B)	250	254
L Brands, Inc.
6.750%, 7–1–36	125	127
Laureate Education, Inc.
10.000%, 9–1–19 (B)(C)	3,343	3,414
MDC Partners, Inc.
6.500%, 5–1–24 (B)	227	204
MGM Resorts International
8.625%, 2–1–19	260	292
National CineMedia LLC
5.750%, 8–15–26	150	152
Neiman Marcus Group Ltd., Inc.
8.000%, 10–15–21 (B)	1,270	943
Neptune Finco Corp.:
10.125%, 1–15–23 (B)	600	693
10.875%, 10–15–25 (B)	848	1,009
Nexstar Escrow Corp.
5.625%, 8–1–24 (B)	450	447
Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4–15–22 (B)	700	712
Penske Automotive Group, Inc.
5.500%, 5–15–26	153	151
Pinnacle Operating Corp.
9.000%, 11–15–20 (B)	750	330
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4–15–22 (B)	186	184

Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (B)(F)	468	399
0.000%, 7–15–20 (B)(F)	435	349
Scientific Games International, Inc. (GTD by Scientific Games Corp.)
10.000%, 12–1–22	198	197
Sinclair Television Group, Inc.
5.875%, 3–15–26 (B)	275	276
Univision Communications, Inc.
5.125%, 2–15–25 (B)	250	239
Wave Holdco LLC and Wave Holdco Corp.
8.250%, 7–15–19 (B)(E)	125	127
WaveDivision Escrow LLC and WaveDivision Escrow Corp.
8.125%, 9–1–20 (B)	1,155	1,202
WideOpenWest Finance LLC and WideOpenWest Capital Corp.
10.250%, 7–15–19	260	274
WMG Acquisition Corp.
6.750%, 4–15–22 (B)	975	1,026

		28,784

Consumer Staples – 2.3%
AdvancePierre Foods Holdings, Inc.
5.500%, 12–15–24 (B)	561	566
Anheuser–Busch InBev S.A./N.V.
2.650%, 2–1–21	1,500	1,507
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	1,355	1,378
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (B)	473	488
5.750%, 6–15–25 (B)	558	565
Lamb Weston Holdings, Inc.
4.875%, 11–1–26 (B)	490	485
Performance Food Group, Inc.
5.500%, 6–1–24 (B)	211	213
Philip Morris International, Inc.
1.375%, 2–25–19	1,000	989
Post Holdings, Inc.:
7.750%, 3–15–24 (B)	470	522
5.000%, 8–15–26 (B)	129	124
Prestige Brands, Inc.
5.375%, 12–15–21 (B)	450	464
Revlon Consumer Products Corp.
5.750%, 2–15–21	102	102
Revlon Escrow Corp.
6.250%, 8–1–24	64	66
Simmons Foods, Inc.
7.875%, 10–1–21 (B)	985	1,015
U.S. Foods, Inc.
5.875%, 6–15–24 (B)	351	362

		8,846

Energy – 3.1%
Access Midstream Partners L.P.
4.875%, 5–15–23	144	147
California Resources Corp.
8.000%, 12–15–22 (B)	221	197
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.)
6.125%, 10–1–24 (B)	300	309
Clayton Williams Energy, Inc.
7.750%, 4–1–19	1,214	1,220
Diamondback Energy, Inc.
4.750%, 11–1–24 (B)	510	500
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (B)	2,085	2,167
8.125%, 9–15–23 (B)	500	534
Gulfport Energy Corp.
6.000%, 10–15–24 (B)	150	153
Laredo Petroleum, Inc.
7.375%, 5–1–22	1,435	1,487
Murray Energy Corp. (GTD by Murray Energy Holdings Co.)
11.250%, 4–15–21 (B)	263	203
Newfield Exploration Co.
5.625%, 7–1–24	150	156
NGPL PipeCo LLC:
7.119%, 12–15–17 (B)	510	531
9.625%, 6–1–19 (B)	150	157
Northern Tier Energy LLC and Northern Tier Finance Corp. (GTD by Northern Tier Energy L.P.)
7.125%, 11–15–20	234	243
ONEOK, Inc.
7.500%, 9–1–23	150	173
PBF Holding Co. LLC and PBF Finance Corp.:
8.250%, 2–15–20	725	744
7.000%, 11–15–23 (B)	338	336
PDC Energy, Inc.
6.125%, 9–15–24 (B)	55	56
Reliance Holding USA, Inc.
4.500%, 10–19–20 (B)	500	527

Rowan Cos., Inc. (GTD by Rowan plc)
7.375%, 6–15–25	102	104
Whiting Petroleum Corp.
6.500%, 10–1–18	809	805

		10,749

Financials – 5.7%
Australia & New Zealand Banking Group Ltd.
2.000%, 11–16–18	500	501
Balboa Merger Sub, Inc.
11.375%, 12–1–21 (B)	1,310	1,310
Bank of America Corp.
6.875%, 11–15–18	1,700	1,847
CEMEX Finance LLC
9.375%, 10–12–22 (B)	2,500	2,725
Daimler Finance North America LLC
1.375%, 8–1–17 (B)	500	500
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
3.480%, 6–1–19 (B)	500	510
5.875%, 6–15–21 (B)	80	85
5.450%, 6–15–23 (B)	54	57
7.125%, 6–15–24 (B)	80	89
6.020%, 6–15–26 (B)	108	117
E*TRADE Financial Corp.
5.875%, 12–29–49	93	92
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
2.400%, 5–9–19	1,000	997
GTT Escrow Corp.
7.875%, 12–31–24 (B)	263	275
HSBC USA, Inc.:
1.625%, 1–16–18	750	749
2.750%, 8–7–20	1,000	1,001
Hub International Ltd.
7.875%, 10–1–21 (B)	500	528
Hyundai Capital America
2.000%, 3–19–18 (B)	500	500
KeyBank N.A.
2.500%, 12–15–19	1,000	1,010
Madison Park Funding Ltd., Series 2012–10A, Class ER
8.458%, 1–20–29 (B)(C)	675	677
National Australia Bank Ltd.
2.000%, 1–14–19	1,500	1,500
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (B)(E)	532	399
Onex USI Acquisition Corp.
7.750%, 1–15–21 (B)	1,030	1,051
Patriot Merger Corp.
9.000%, 7–15–21 (B)	1,380	1,456
Provident Funding Associates L.P. and PFG Finance Corp.
6.750%, 6–15–21 (B)	950	955
Wells Fargo & Co.
7.980%, 3–29–49	1,350	1,411

		20,342

Health Care – 2.4%
Centene Corp.
4.750%, 5–15–22	250	253
Chiron Merger Sub, Inc.
12.500%, 11–1–21 (B)	62	65
CHS/Community Health Systems, Inc.
5.125%, 8–15–18	506	497
DaVita HealthCare Partners, Inc.
5.125%, 7–15–24	53	53
Fresenius U.S. Finance II, Inc.
4.250%, 2–1–21 (B)	600	621
Greatbatch Ltd.
9.125%, 11–1–23 (B)	531	530
HCA, Inc. (GTD by HCA Holdings, Inc.)
5.250%, 6–15–26	115	119
IMS Health, Inc.
5.000%, 10–15–26 (B)	200	201
Jaguar Holding Co. II and Pharmaceutical Product Development LLC
6.375%, 8–1–23 (B)	500	535
Kinetic Concepts, Inc. and KCI USA, Inc.
9.625%, 10–1–21 (B)	1,321	1,397
MPH Acquisition Holdings LLC
7.125%, 6–1–24 (B)	482	507
Surgery Center Holdings, Inc.
8.875%, 4–15–21 (B)	757	806
Team Health, Inc.
7.250%, 12–15–23 (B)	107	122
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,175	1,121
7.500%, 1–1–22 (B)	59	62
8.125%, 4–1–22	1,000	944
Universal Hospital Services, Inc.
7.625%, 8–15–20	530	525

		8,358

Industrials – 2.1%
BAE Systems Holdings, Inc.
6.375%, 6–1–19 (B)	750	818
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC
6.750%, 5–1–19 (B)	740	766
HD Supply, Inc.
5.750%, 4–15–24 (B)	259	273
inVentiv Health, Inc.
9.000%, 1–15–18 (B)	189	189
KLX, Inc.
5.875%, 12–1–22 (B)	740	762
Lockheed Martin Corp.
2.500%, 11–23–20	750	756
Masco Corp.
4.375%, 4–1–26	133	135
Ply Gem Industries, Inc.
6.500%, 2–1–22	500	518
Prime Security Services Borrower LLC
9.250%, 5–15–23 (B)	825	898
Standard Industries, Inc.
5.500%, 2–15–23 (B)	189	196
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	134	148
6.125%, 7–15–23	172	177
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	450	468
6.500%, 7–15–24	345	361
6.375%, 6–15–26 (B)	287	295
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9–15–26	151	155
WESCO Distribution, Inc. (GTD by WESCO International, Inc.)
5.375%, 6–15–24 (B)	264	265
XPO Logistics, Inc.:
6.500%, 6–15–22 (B)	329	346
6.125%, 9–1–23 (B)	91	95

		7,621

Information Technology – 3.2%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (B)	235	239
5.875%, 11–1–21 (B)	207	210
5.375%, 8–1–22 (B)	1,230	1,187
Conduent Finance, Inc. and Xerox Business Services LLC
10.500%, 12–15–24 (B)	220	235
Ensemble S Merger Sub, Inc.
9.000%, 9–30–23 (B)	170	180
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.
8.625%, 11–15–24 (B)	617	653
Infor (U.S.), Inc.
5.750%, 5–15–22 (D)	EUR 100	107
Italics Merger Sub, Inc.
7.125%, 7–15–23 (B)	$1,728	1,646
JDA Escrow LLC and JDA Bond Finance, Inc.
7.375%, 10–15–24 (B)	189	196
L–3 Communications Corp.
5.200%, 10–15–19	750	806
Micron Technology, Inc.:
5.875%, 2–15–22	1,090	1,136
7.500%, 9–15–23 (B)	550	609
5.500%, 2–1–25	500	498
NCR Escrow Corp.:
5.875%, 12–15–21	575	602
6.375%, 12–15–23	595	640
Riverbed Technolgy, Inc. and Project Homestake Merger Corp.
8.875%, 3–1–23 (B)	437	463
West Corp.
5.375%, 7–15–22 (B)	1,037	1,002
Western Digital Corp.:
7.375%, 4–1–23 (B)	656	722
10.500%, 4–1–24 (B)	339	401

		11,532

Materials – 1.5%
BakerCorp International, Inc.
8.250%, 6–1–19	1,440	1,217
Eagle Materials, Inc.
4.500%, 8–1–26	52	52
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)	795	747
Kaiser Aluminum Corp.
5.875%, 5–15–24	141	146
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (B)	197	209
5.875%, 9–30–26 (B)	137	138
PSPC Escrow Corp.
6.500%, 2–1–22 (B)	343	346
PSPC Escrow II Corp.
10.375%, 5–1–21 (B)	1,352	1,497
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.
5.125%, 7–15–23 (B)	536	545

U.S. Steel Corp.
8.375%, 7–1–21 (B)	72	80
Valvoline Finco Two LLC
5.500%, 7–15–24 (B)	150	155
Wise Metals Group LLC
8.750%, 12–15–18 (B)	442	460

		5,592

Real Estate – 0.5%
Aircastle Ltd.:
5.125%, 3–15–21	971	1,034
5.500%, 2–15–22	713	756
5.000%, 4–1–23	197	201
iStar Financial, Inc., Convertible
6.500%, 7–1–21	125	129
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.)
5.250%, 8–1–26	63	62

		2,182

Telecommunication Services – 2.9%
American Tower Corp.
3.400%, 2–15–19	600	612
AT&T, Inc.
2.300%, 3–11–19	1,500	1,504
Frontier Communications Corp.:
8.875%, 9–15–20	750	799
9.250%, 7–1–21	300	315
6.250%, 9–15–21	500	474
11.000%, 9–15–25	492	508
GCI, Inc.
6.875%, 4–15–25	575	584
Level 3 Escrow II, Inc.
5.375%, 8–15–22	709	732
Sprint Corp.:
7.250%, 9–15–21	1,187	1,261
7.875%, 9–15–23	786	839
Sprint Nextel Corp.:
9.125%, 3–1–17	142	144
8.375%, 8–15–17	254	264
9.000%, 11–15–18 (B)	152	168
7.000%, 8–15–20	242	257
11.500%, 11–15–21	126	155
T–Mobile USA, Inc.:
6.000%, 4–15–24	264	277
6.500%, 1–15–26	168	182
Verizon Communications, Inc.
6.100%, 4–15–18	1,000	1,057
Zayo Group LLC and Zayo Capital, Inc.
6.000%, 4–1–23	286	297

		10,429

Utilities – 1.0%
Calpine Corp.
5.250%, 6–1–26 (B)	150	148
Great Plains Energy, Inc.
4.850%, 6–1–21	1,500	1,596
Pattern Energy Group, Inc., Convertible
4.000%, 7–15–20	385	371
PSEG Power LLC (GTD by Nuclear, Fossil and ER&T)
2.450%, 11–15–18	1,250	1,259
Sempra Energy
2.850%, 11–15–20	500	503

		3,877

Total United States – 32.6%		$118,312

TOTAL CORPORATE DEBT SECURITIES – 55.9%		$202,471
(Cost: $198,862)

MORTGAGE-BACKED SECURITIES
United States – 0.5%
Great Wolf Trust, Commercial Mortgage Pass-Through Certificates, Series 2015–WFMZ, Class M
7.526%, 5–15–32 (B)(C)	390	385
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F
6.204%, 6–15–29 (B)(C)	1,500	1,505

		1,890

TOTAL MORTGAGE–BACKED SECURITIES – 0.5%		$1,890
(Cost: $1,870)

OTHER GOVERNMENT SECURITIES (G)
Brazil – 0.7%
Federative Republic of Brazil
4.875%, 1–22–21	2,200	2,267

Columbia – 0.3%
Republic of Colombia
4.375%, 7–12–21	1,200	1,257

Mexico – 0.0%
United Mexican States
3.625%, 3–15–22	50	50

Qatar – 0.5%
Qatar Government Bond
2.375%, 6–2–21 (B)	2,000	1,956

Saudi Arabia – 0.4%
Saudi Arabia Government Bond
2.375%, 10–26–21 (B)	1,500	1,456

South Korea – 0.1%
Korea Development Bank (The)
1.500%, 1–22–18	500	498

Supranational – 0.1%
Central American Bank for Economic Integration
3.875%, 2–9–17 (B)	275	275

Turkey – 0.1%
Turkey Government Bond
6.250%, 9–26–22	200	208

Venezuela – 0.4%
Corporacion Andina de Fomento
2.000%, 5–10–19	1,500	1,490

TOTAL OTHER GOVERNMENT SECURITIES – 2.6%		$9,457
(Cost: $9,562)

LOANS (C)
France
Health Care – 0.2%
Ceva Sante Animale:
3.750%, 6–30–21 (D)	EUR 354	377
0.000%, 6–30–21 (D)(H)	82	88
Ethypharm
5.000%, 6–21–23 (D)	280	297

		762

Total France – 0.2%		$762
Luxembourg
Consumer Discretionary – 0.2%
Eircom Finco S.a.r.l.
4.000%, 5–31–22 (D)	291	309
Formula One Holdings Ltd. and Delta Two S.a.r.l.
5.068%, 7–30–21	$340	343

		652

Total Luxembourg – 0.2%		$652
United Kingdom
Energy – 0.1%
KCA Deutag Alpha Ltd.
6.250%, 5–16–20	519	459

Total United Kingdom – 0.1%		$459
United States
Consumer Discretionary – 4.9%
Academy Sports + Outdoors
5.000%, 7–2–22	203	187
Advantage Sales & Marketing, Inc.
7.500%, 7–25–22	600	584
Asurion LLC:
4.250%, 7–8–20	258	260
0.000%, 7–8–20 (H)	20	20
8.500%, 3–3–21	260	264
Badger Sportswear, Inc.
5.500%, 9–23–22	175	173
Beasley Broadcast Group, Inc.
7.000%, 11–4–23	136	136
Belk, Inc.
5.750%, 12–10–22	963	828
BJ’s Wholesale Club, Inc.:
8.500%, 3–31–20	747	755
0.000%, 3–31–20 (H)	1,000	1,011
Bre Diamond Mezz 1 LLC and Bre Diamond Lessee Mezz 1 LLC
7.204%, 12–8–17	2,117	2,129
Bureau Van Dijk Electronic Publishing B.V.
4.612%, 9–23–21 (D)	GBP 597	738
CBS Radio, Inc.
4.500%, 10–17–23	$136	137
Charter Communicatons, Inc.
2.755%, 8–24–21	269	270
Cosmopolitan of Las Vegas (The)
7.054%, 11–9–18	1,100	1,104
Dollar Tree, Inc.
3.250%, 7–6–22	93	94
Entercom Communications Corp.:
6.000%, 10–26–23	3	3
4.500%, 11–1–23	247	250
Euro Garages
5.867%, 1–31–23 (D)	GBP 235	281
Extended Stay America, Inc. and ESH Hopitality, Inc.
3.770%, 8–30–23	$150	151
Global Cash Access Holdings, Inc.
6.250%, 12–19–20	198	192

GNC Holdings, Inc.
3.270%, 3–4–19	259	242
Hotel del Coronado
6.704%, 12–9–17	540	547
J.C. Penney Co., Inc.
5.250%, 6–23–23	258	259
Jo-Ann Stores, Inc.
6.256%, 9–29–23	395	399
KIK Custom Products, Inc.:
5.990%, 11–19–21	276	273
6.000%, 8–26–22	792	799
Learfield Communications, Inc.
0.000%, 12–1–23 (H)	150	152
Leslie’s Poolmart, Inc.
5.250%, 8–16–23	200	202
Mister Car Wash Holdings, Inc.
0.000%, 8–21–21 (H)	377	378
Nexstar Broadcasting Group, Inc.
0.000%, 9–26–23 (H)	230	232
Oak Parent, Inc.
5.500%, 10–26–23	191	192
PETCO Animal Supplies, Inc.
5.000%, 1–26–23	253	254
PNK Entertainment, Inc.
3.770%, 4–28–23	143	144
Scientific Games Corp.
6.000%, 10–18–20	267	271
SeaWorld Entertainment, Inc.
3.088%, 5–14–20	259	255
Serta Simmons Bedding LLC:
4.500%, 11–8–23	250	253
9.000%, 11–8–24	759	761
Talbots, Inc. (The):
5.500%, 3–19–20	704	683
9.500%, 3–19–21	600	541
Tectum Holdings, Inc.
5.750%, 8–10–23	200	203
Thomson Reuters Corp.
4.750%, 9–16–23	100	101
True Religion Apparel, Inc.
5.875%, 7–30–19	523	107
YUM! Brands, Inc.
3.486%, 6–16–23	259	262

		17,077

Consumer Staples – 0.3%
Albertsons Cos. LLC
4.750%, 6–23–23	172	174
Chefs’ Warehouse, Inc. (The)
6.750%, 6–22–22	446	448
Constellation Brands, Inc.
0.000%, 12–19–23 (H)	150	152
Revlon Consumer Products Corp.:
4.270%, 9–7–23	248	250
4.435%, 9–7–23	71	72
TriMark USA, Inc.
5.250%, 10–1–21	277	277

		1,373

Energy – 0.6%
Chesapeake Energy Corp.
8.500%, 8–23–21	1,302	1,415
Larchmont Resources LLC
5.250%, 10–27–22	111	111
Westmoreland Coal Co.
7.500%, 12–16–20	999	894

		2,420

Financials – 1.2%
Alliant Holdings Intermediate LLC
5.253%, 8–14–22	249	251
Ascensus, Inc.
5.500%, 12–3–22	302	301
ASP Henry Merger Sub, Inc.
5.500%, 9–30–23	150	151
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC
7.704%, 5–24–18	965	969
Brightwood Capital Advisors LLC
5.640%, 4–29–23	530	534
CRCI Holdings, Inc.
6.500%, 8–31–23	234	234
Dubai World Group:
2.000%, 9–30–22	138	112
0.000%, 9–30–22 (E)(H)	65	53
Edelman Financial Center LLC
6.500%, 12–16–22	277	278
Institutional Shareholder Services, Inc.:
4.750%, 4–30–21	376	372
0.000%, 5–12–21 (H)	213	211
NFP Corp.
0.000%, 12–9–23 (H)	389	392
TransUnion
3.520%, 4–9–21	267	269

		4,127

Health Care – 1.2%
Atrium Innovations, Inc.
7.750%, 8–10–21	600	588
BioClinica Holding I L.P.
5.250%, 10–20–23	150	150
eResearch Technology, Inc.
6.000%, 5–3–23	633	646
ExamWorks Group, Inc.
4.750%, 7–27–23	249	251

Genoa LLC
4.750%, 10–28–23	249		252
Patterson Medical Holdings, Inc.
5.750%, 8–28–22	250		249
Pharmaceutical Product Development, Inc.
4.250%, 8–18–22	249		252
Quorum Health Corp.
6.750%, 4–29–22	257		251
SavaSeniorCare LLC
8.004%, 10–11–18	1,250		1,234
Schumacher Group
5.000%, 7–31–22	286		286
Team Health Holdings, Inc.
3.770%, 11–23–22	287		287
Valeant Pharmaceuticals International, Inc.
5.250%, 12–11–19	325		324

			4,770

Industrials – 2.0%
Air Canada
3.614%, 10–6–23	270		272
C.H.I. Overhead Doors, Inc.
4.500%, 7–31–22	449		449
Carrix, Inc.
4.500%, 1–7–19	249		244
Casella Waste Systems, Inc.
4.000%, 10–7–23	150		151
Cast & Crew Payroll LLC
5.000%, 8–3–22	377		380
Cortes NP Acquisition Corp.
6.000%, 11–30–23	225		228
DigitalGlobe, Inc.
0.000%, 12–22–23 (H)	215		217
Dynacast International LLC
9.500%, 1–30–23	210		205
Engility Holdings, Inc. and Engility Corp.:
5.020%, 8–12–20	61		61
5.750%, 8–12–23	123		125
7.250%, 8–12–23	2		2
7.500%, 8–12–23	4		5
GCA Services Group, Inc.:
6.010%, 3–1–23	66		66
7.500%, 3–1–23	6		6
6.040%, 3–1–23	58		58
5.984%, 3–1–23	67		68
6.068%, 3–1–23	69		70
IMG Worldwide, Inc.
5.250%, 5–6–21	271		273
Information Resources, Inc.
0.000%, 12–20–23 (H)	215		216
IPS Structural Adhesives Holdings, Inc. and IPS Intermediate Holdings, Inc.
0.000%, 12–10–23 (H)	220		219
K&G Engineering, Inc.
5.750%, 10–20–23	375		374
Morsco, Inc.
8.000%, 10–31–23	100		100
Oasis Outsourcing Holdings, Inc.
5.750%, 12–24–21	497		499
PAE Holding Corp.:
6.500%, 10–20–22	850		854
10.500%, 10–20–23	75		75
Solera LLC and Solera Finance, Inc.
5.750%, 3–3–23	273		277
Tronair, Inc.:
7.250%, 9–8–23	2		1
5.750%, 9–8–23	149		147
U.S. Security Associates Holdings, Inc.
6.000%, 7–14–23	249		250
United Site Services, Inc.:
0.000%, 8–11–23 (H)	27		27
5.500%, 8–11–23	272		273
7.250%, 8–12–24	—	*	—	*
Verisure Holding AB
4.500%, 10–10–22 (D)	EUR 260		276
WireCo WorldGroup, Inc.
6.500%, 9–30–23	$200		201

			6,669

Information Technology – 2.3%
Active Network, Inc. (The)
6.000%, 11–15–20	299		299
Ancestry.com LLC
9.250%, 10–19–24	225		230
Applied Systems, Inc.
7.500%, 1–23–22	1,236		1,246
Aptean Holdings, Inc.
0.000%, 12–19–22 (H)	220		221
Ciena Corp.
4.250%, 4–25–21	259		260
First Data Corp.
3.756%, 3–24–21	245		248
FirstLight Fiber
0.000%, 8–29–21 (H)	150		149
Global Tel Link Corp.
9.000%, 11–20–20	130		126
Infor (U.S.), Inc.
3.750%, 6–3–20	267		268
LANDesk Group, Inc.
5.500%, 9–21–22	213		215
Micron Technology, Inc.
4.520%, 4–26–22	259		262

Ministry Brands LLC:
6.000%, 3–2–17	251	251
0.000%, 12–30–17 (H)	69	69
Misys plc and Magic Newco LLC
12.000%, 6–12–19	2,575	2,730
SnapAv LLC
0.000%, 12–21–22 (H)	223	220
Survey Sampling International
6.000%, 12–16–20	288	286
TIBCO Software, Inc.
6.500%, 12–4–20	630	632
Vertafore, Inc.
4.750%, 6–17–23	250	251
Vision Solutions, Inc.:
7.500%, 6–15–22	397	396
9.000%, 6–15–22	1	1
Xerox Business Services LLC
0.000%, 12–7–23 (H)	365	369

		8,729

Materials – 0.3%
Anchor Glass Container Corp.
4.250%, 12–7–23	17	17
Chromaflo Technologies Corp.
5.000%, 11–18–23	100	101
Flex Acquisition Holdings, Inc.:
8.000%, 12–6–17	229	229
0.000%, 12–16–23 (H)	220	222
Reynolds Group Holdings Ltd.
4.250%, 2–5–23	150	151
Styrolution Group GmbH
4.750%, 9–30–21	100	101
Versum Materials, Inc.
3.498%, 9–30–23	229	232

		1,053

Real Estate – 1.2%
AWAS Aviation Capital Ltd.
4.203%, 6–10–18	231	232
BioMed Realty Trust, Inc.
8.704%, 2–9–18	925	936
Inland Retail Real Estate Trust, Inc.
7.117%, 4–1–19	1,568	1,577
iStar Financial, Inc.
5.500%, 7–1–20	249	252
Terra Millennium Corp.
7.250%, 11–21–22	440	436
Workspace Property Trust
7.454%, 10–9–18	1,000	1,002

		4,435

Telecommunication Services – 0.3%
GTT Communications, Inc.
0.000%, 12–13–23 (H)	220	223
Level 3 Financing, Inc.
4.000%, 8–1–19	207	209
Lightower Fiber Networks
4.248%, 4–13–20	272	274
Zayo Group LLC
3.750%, 5–6–21	230	232

		938

Total United States – 14.3%		$51,591

TOTAL LOANS – 14.8%		$53,464
(Cost: $52,886)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 2.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.699%, 5–25–18	1,482	1,501
4.881%, 7–25–44 (B)(C)	2,150	2,224
3.751%, 2–25–45 (B)(C)	500	513
3.562%, 8–25–45 (B)(C)	350	356
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
2.500%, 6–15–39	1,310	1,327
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	300	306
2.000%, 4–25–40	1,524	1,513
3.000%, 2–25–44	286	294
2.500%, 11–25–45	226	227
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.490%, 5–1–19	478	503
4.647%, 7–1–20	661	706
Government National Mortgage Association Fixed Rate Pass-Through Certificates
3.500%, 4–20–34	211	218

		9,688

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.7%		$9,688
(Cost: $9,770)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 6.1%
U.S. Treasury Bonds
2.250%, 11–15–25	7,350	7,245
U.S. Treasury Notes:
0.625%, 9–30–17	5,850	5,842
1.125%, 1–15–19	3,750	3,742
1.375%, 9–30–20	5,350	5,285

		22,114

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.1%		$22,114
(Cost: $22,443)

SHORT-TERM SECURITIES
Commercial Paper (I) – 10.2%
BMW U.S. Capital LLC (GTD by BMW AG):
0.650%, 1–6–17	2,041	2,041
0.570%, 1–12–17	5,000	4,999
CVS Health Corp.
0.870%, 1–12–17	2,000	1,999
Danaher Corp.
0.700%, 1–4–17	5,000	5,000
Federal Home Loan Bank
0.300%, 1–3–17	2,220	2,220
General Mills, Inc.
0.960%, 1–5–17	3,000	3,000
Kroger Co. (The)
0.870%, 1–12–17	3,000	2,999
McDonalds Corp.
0.900%, 1–10–17	6,000	5,998
PacifiCorp
0.870%, 1–12–17	4,000	3,999
Sysco Corp.
0.950%, 1–3–17	4,500	4,500

		36,755

Master Note – 4.1%
Toyota Motor Credit Corp.
0.860%, 1–4–17 (J)	14,857	14,857

TOTAL SHORT-TERM SECURITIES – 14.3%		$51,612
(Cost: $51,612)

TOTAL INVESTMENT SECURITIES – 99.8%		$361,356
(Cost: $357,375)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		773

NET ASSETS – 100.0%		$362,129

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $140,432 or 38.8% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, EUR – Euro and GBP – British Pound).

(E)	Payment-in-kind bonds.

(F)	Zero coupon bond.

(G)	Other Government Securities may include emerging markets sovereign, quasi–sovereign, corporate and supranational agency and organization debt securities.

(H)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(I)	Rate shown is the yield to maturity at December 31, 2016.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,550	U.S. Dollar	2,018	1–31–17	JPMorgan Securities LLC	$106	$—
Euro	1,930	U.S. Dollar	2,149	1–31–17	JPMorgan Securities LLC	114	—
Canadian Dollar	470	U.S. Dollar	349	1–25–17	Morgan Stanley International	—	1
						$220	$1

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,923	$—	$—
Asset-Backed Securities	—	3,173	564
Corporate Debt Securities	—	202,471	—
Mortgage-Backed Securities	—	1,890	—
Other Government Securities	—	9,457	—
Loans	—	45,856	7,608
United States Government Agency Obligations	—	9,688	—
United States Government Obligations	—	22,114	—
Short-Term Securities	—	51,612	—
Total	$6,923	$346,261	$8,172
Forward Foreign Currency Contracts	$—	$220	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities		Loans
Beginning Balance 10–1–16	$—		$4,600
Net realized gain (loss)	—		— *
Net change in unrealized appreciation (depreciation)	—	*	62
Purchases	600		3,923
Sales	(36)		(1,050)
Amortization/Accretion of premium/discount	—		6
Transfers into Level 3 during the period	—		2,020
Transfers out of Level 3 during the period	—		(1,953)
Ending Balance 12–31–16	$564		$7,608
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–16	$—	*	$64

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12–31–16	Valuation Technique(s)	Unobservable Input(s)
Assets
Asset-Backed Securities	$564	Third-party valuation service	Broker quotes
Loans	$7,608	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$357,375

Gross unrealized appreciation	7,653
Gross unrealized depreciation	(3,672)

Net unrealized appreciation	$3,981

SCHEDULE OF INVESTMENTS Ivy California Municipal High Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California – 50.1%
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A,
5.000%, 11–1–46	$500	$484
CA Muni Fin Auth, Rev Bonds (NorthBay Hlthcare Group), Ser 2017A,
5.000%, 11–1–47 (A)	250	257
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012,
5.000%, 11–21–45	250	250
CA Sch Fin Auth, Charter Sch Rev Bonds (Ace Charter Sch - Oblig Group), Ser 2016A,
5.000%, 6–1–52	300	267
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A,
5.000%, 6–1–52	300	258
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
5.000%, 8–1–41	250	259
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.000%, 7–1–31	250	258
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12–1–56	250	257
CA Various Purp GO Bonds, Ser 2016,
5.000%, 9–1–46	500	570
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A,
3.500%, 9–1–43	250	214
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.000%, 6–1–33	100	91
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
5.750%, 6–1–47	100	97
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11–1–39	175	160
5.000%, 11–1–39	500	525
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016,
5.000%, 9–1–46	250	264
Redev Agy of the City of San Jose, Merged Area Redev Proj Tax Alloc Bonds, Ser 2007B,
4.250%, 8–1–36	250	250
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016,
5.000%, 9–1–41	250	265
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016,
4.000%, 9–1–42	250	229
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	100	117
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB,
4.000%, 11–1–39	250	260
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	250	238

		5,570

Puerto Rico – 4.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C,
5.750%, 7–1–36 (B)	85	53
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–44	250	190
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser VV (Insured by FGIC),
5.250%, 7–1–35	60	62
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser VV (Insured by MBIA),
5.250%, 7–1–29	60	64
PR Hwy and Trans Auth, Trans Rev Rfdg Bonds, Ser 2007N,
5.250%, 7–1–32	95	100

		469

TOTAL MUNICIPAL BONDS – 54.3%		$6,039
(Cost: $6,349)

SHORT-TERM SECURITIES
Commercial Paper (C) – 4.1%
Federal Home Loan Bank,
0.300%, 1–3–17	450	450

Master Note – 2.9%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (D)	326	326

Municipal Obligations – 38.2%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.670%, 1–7–17 (D)	475	475
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by TD Bank N.A.),
0.730%, 1–1–17 (D)	475	475
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.710%, 1–7–17 (D)	475	475
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (D)	500	500
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.740%, 1–7–17 (D)	425	425
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.730%, 1–1–17 (D)	475	475
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.700%, 1–1–17 (D)	475	475
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (D)	475	475
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.700%, 1–7–17 (D)	475	475

		4,250

United States Government Agency Obligations – 2.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.700%, 1–7–17 (D)	250	250

TOTAL SHORT-TERM SECURITIES – 47.4%		$5,276
(Cost: $5,276)

TOTAL INVESTMENT SECURITIES – 101.7%		$11,315
(Cost: $11,625)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7%)		(191)

NET ASSETS – 100.0%		$11,124

Notes to Schedule of Investments

(A)	Purchased on a when-issued basis with settlement subsequent to December 31, 2016.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$6,039	$—
Short-Term Securities	—	5,276	—
Total	$—	$11,315	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

FGIC = Financial Guaranty Insurance Co.

GTD = Guaranteed

MBIA = Municipal Bond Insurance Association

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$11,625

Gross unrealized appreciation	33
Gross unrealized depreciation	(343)

Net unrealized depreciation	$(310)

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Local Currency Debt Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)		Value
90-Day Eurodollar June Futures,
Put $98.00, Expires 6–19–17		56	$—	*

TOTAL PURCHASED OPTIONS – 0.0%			$—	*
(Cost: $2)

OTHER GOVERNMENT SECURITIES (A)	Principal
Argentina – 0.2%
Republic of Argentina:
21.200%, 9–19–18 (B)	ARS	350	22
16.000%, 10–17–23 (B)		705	43
15.500%, 10–17–26 (B)		705	43

			108

Brazil – 6.2%
Brazil Letras do Tesouro Nacional:
0.000%, 1–1–18 (B)(C)	BRL	2,990	824
0.000%, 7–1–18 (B)(C)		3,700	971
0.000%, 1–1–19 (B)(C)		600	150
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (B)		933	276
10.000%, 1–1–23 (B)		870	251
10.000%, 1–1–25 (B)		1,259	360
10.000%, 1–1–27 (B)		1,010	286

			3,118

Chile – 6.7%
Republic of Chile
5.500%, 8–5–20 (B)	CLP	2,168,500	3,406

Columbia – 3.5%
Colombian TES:
10.000%, 7–24–24 (B)	COP	337,000	132
7.500%, 8–26–26 (B)		110,000	38
6.000%, 4–28–28 (B)		3,296,500	992
7.750%, 9–18–30 (B)		1,717,300	593

			1,755

Hungary – 4.7%
Hungary Government Bond:
4.000%, 4–25–18 (B)	HUF	65,000	232
6.500%, 6–24–19 (B)		12,000	47
7.000%, 6–24–22 (B)		99,250	427
6.000%, 11–24–23 (B)		126,240	530
5.500%, 6–24–25 (B)		279,110	1,136

			2,372

Indonesia – 4.4%
Indonesia Government Bond:
9.000%, 3–15–29 (B)	IDR	12,250,000	958
9.500%, 7–15–31 (B)		2,500,000	204
8.250%, 6–15–32 (B)		600,000	44
8.375%, 3–15–34 (B)		7,400,000	552
8.250%, 5–15–36 (B)		1,800,000	134
8.750%, 2–15–44 (B)		4,600,000	348

			2,240

Malaysia – 5.7%
Malaysia Government Bond:
3.314%, 10–31–17 (B)	MYR	690	154
3.654%, 10–31–19 (B)		3,830	855
3.492%, 3–31–20 (B)		580	129
3.889%, 7–31–20 (B)		720	161
3.418%, 8–15–22 (B)		1,070	231
3.795%, 9–30–22 (B)		2,840	623
4.181%, 7–15–24 (B)		660	146
4.392%, 4–15–26 (B)		180	40
4.498%, 4–15–30 (B)		460	100
4.232%, 6–30–31 (B)		400	85
4.127%, 4–15–32 (B)		122	25
3.844%, 4–15–33 (B)		720	142
4.935%, 9–30–43 (B)		930	207

			2,898

Mexico – 5.2%
Mexican Bonos:
5.000%, 6–15–17 (B)	MXN	8,200	393
8.500%, 12–13–18 (B)		24,000	1,191
10.000%, 12–5–24 (B)		3,095	173
7.500%, 6–3–27 (B)		2,200	106
7.750%, 5–29–31 (B)		4,330	208
7.750%, 11–23–34 (B)		3,120	149
7.750%, 11–13–42 (B)		8,033	382

			2,602

Peru – 4.7%
Republic of Peru:
5.700%, 8–12–24 (B)	PEN	678	199
6.350%, 8–12–28 (B)		425	125
6.950%, 8–12–31 (B)		1,010	307
6.900%, 8–12–37 (B)		3,652	1,083
6.850%, 2–12–42 (B)		2,298	661

			2,375

Philippines – 4.6%
Republic of Philippines:
4.950%, 1–15–21 (B)	PHP	30,000	604
6.250%, 1–14–36 (B)		79,000	1,706

			2,310

Poland – 4.7%
Poland Government Bond:
4.750%, 4–25–17 (B)	PLN	610	147
5.250%, 10–25–17 (B)		650	160
2.500%, 7–25–18 (B)		1,300	313
1.750%, 7–25–21 (B)		860	196
5.750%, 9–23–22 (B)		560	152
4.000%, 10–25–23 (B)		1,128	280
2.500%, 7–25–26 (B)		1,780	387
2.500%, 7–25–27 (B)		580	124
5.750%, 4–25–29 (B)		2,172	614

			2,373

Romania – 4.6%
Romania Government Bond:
3.250%, 1–17–18 (B)	RON	700	166
5.750%, 4–29–20 (B)		920	238
5.950%, 6–11–21 (B)		820	217
5.850%, 4–26–23 (B)		3,030	810
4.750%, 2–24–25 (B)		3,565	896

			2,327

Russia – 4.6%
Russia Government Bond:
7.400%, 4–19–17 (B)	RUB	12,800	208
7.400%, 6–14–17 (B)		6,000	97
7.000%, 8–16–23 (B)		15,160	232
7.050%, 1–19–28 (B)		118,614	1,768

			2,305

South Africa – 4.7%
Republic of South Africa:
7.250%, 1–15–20 (B)	ZAR	950	68
6.500%, 2–28–41 (B)		700	36
8.750%, 1–31–44 (B)		1,900	126
8.750%, 2–28–48 (B)		32,107	2,135

			2,365

South Korea – 0.1%
Export Import Bank Korea
8.000%, 5–15–18 (B)	IDR	700,000	51

Thailand – 12.6%
Thailand Government Bond:
3.250%, 6–16–17 (B)	THB	147,567	4,152
2.800%, 10–10–17 (B)		8,800	248
1.875%, 6–17–22 (B)		4,900	134
3.625%, 6–16–23 (B)		1,100	33
3.850%, 12–12–25 (B)		30,950	944
2.125%, 12–17–26 (B)		8,800	234
3.650%, 6–20–31 (B)		7,140	208
3.775%, 6–25–32 (B)		2,100	62
4.260%, 12–12–37 (B)		10,100	324

			6,339

Turkey – 4.3%
Turkey Government Bond:
6.300%, 2–14–18 (B)	TRY	3,000	821
10.400%, 3–27–19 (B)		1,100	310
8.800%, 9–27–23 (B)		2,020	511
10.400%, 3–20–24 (B)		370	101
9.000%, 7–24–24 (B)		950	241
8.000%, 3–12–25 (B)		900	213

			2,197

TOTAL OTHER GOVERNMENT SECURITIES – 81.5%			$41,141
(Cost: $43,879)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.1%
Letras del Banco Central de Argentina:
25.600%, 1–18–17 (B)	ARS90	6
25.220%, 1–25–17 (B)	1,100	68

		74

Commercial Paper (D) – 10.8%
Kroger Co. (The)
0.870%, 1–12–17	$2,000	1,999
Northern Illinois Gas Co.
0.900%, 1–3–17	1,952	1,952
Wisconsin Electric Power Co.
0.870%, 1–5–17	1,500	1,500

		5,451

Master Note – 4.5%
Toyota Motor Credit Corp.
0.860%, 1–4–17 (E)	2,253	2,253

TOTAL SHORT-TERM SECURITIES – 15.4%		$7,778
(Cost: $7,786)

TOTAL INVESTMENT SECURITIES – 96.9%		$48,919
(Cost: $51,667)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F) – 3.1%		1,585

NET ASSETS – 100.0%		$50,504

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Principal or notional amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CLP - Chilean Peso, CNY – China Yuan Renminbi, COP - Columbian Peso, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, SGD – Singapore Dollar, THB - Thai Baht, TRY - Turkish New Lira and ZAR - South African Rand).

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at December 31, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(F)	Cash of $260 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
South African Rand	11,453	U.S. Dollar	821	1-6-17	Barclays Capital, Inc.	$—		$13
U.S. Dollar	251	Australian Dollar	335	1-6-17	Barclays Capital, Inc.	—		9
U.S. Dollar	996	Hungarian Forint	276,181	1-10-17	Barclays Capital, Inc.	—		56
Mexican Peso	23,216	U.S. Dollar	1,156	1-11-17	Barclays Capital, Inc.	38		—
U.S. Dollar	38	Malaysian Ringgit	170	1-11-17	Barclays Capital, Inc.	—	*	—
U.S. Dollar	851	Mexican Peso	17,473	1-11-17	Barclays Capital, Inc.	—		9
Euro	290	U.S. Dollar	311	1-17-17	Barclays Capital, Inc.	6		—
Malaysian Ringgit	170	U.S. Dollar	38	1-17-17	Barclays Capital, Inc.	—		—	*
Russian Ruble	3,100	U.S. Dollar	50	1-17-17	Barclays Capital, Inc.	—	*	—
Turkish New Lira	1,202	U.S. Dollar	373	1-17-17	Barclays Capital, Inc.	33		—
U.S. Dollar	1,082	Euro	1,000	1-17-17	Barclays Capital, Inc.	—		28
U.S. Dollar	132	Russian Ruble	8,050	1-17-17	Barclays Capital, Inc.	—		1
U.S. Dollar	1,707	Turkish New Lira	5,447	1-17-17	Barclays Capital, Inc.	—		167
U.S. Dollar	102	Romanian Leu	440	1-19-17	Barclays Capital, Inc.	—		—	*
U.S. Dollar	314	Thai Baht	11,200	1-24-17	Barclays Capital, Inc.	—		2
Brazilian Real	650	U.S. Dollar	193	2-2-17	Barclays Capital, Inc.	—		4
U.S. Dollar	615	Brazilian Real	2,150	2-2-17	Barclays Capital, Inc.	40		—
New Taiwan Dollar	20,100	U.S. Dollar	631	2-10-17	Barclays Capital, Inc.	11		—
U.S. Dollar	986	Peruvian New Sol	3,358	2-10-17	Barclays Capital, Inc.	10		—
Chilean Peso	109,000	U.S. Dollar	166	2-13-17	Barclays Capital, Inc.	4		—
Colombian Peso	940,000	U.S. Dollar	310	2-13-17	Barclays Capital, Inc.	—		1
Colombian Peso	1,980,000	U.S. Dollar	632	2-17-17	Barclays Capital, Inc.	—		22
U.S. Dollar	1,105	Colombian Peso	3,510,000	2-17-17	Barclays Capital, Inc.	54		—
Chilean Peso	511,000	U.S. Dollar	753	2-21-17	Barclays Capital, Inc.	—		7
Colombian Peso	1,410,000	U.S. Dollar	464	2-21-17	Barclays Capital, Inc.	—		1
U.S. Dollar	312	Chilean Peso	208,000	2-21-17	Barclays Capital, Inc.	—		2
U.S. Dollar	676	Malaysian Ringgit	3,044	2-21-17	Barclays Capital, Inc.	1		—
Malaysian Ringgit	3,044	U.S. Dollar	675	3-17-17	Barclays Capital, Inc.	—		1
U.S. Dollar	50	Polish Zloty	210	3-21-17	Barclays Capital, Inc.	—	*	—
Australian Dollar	360	U.S. Dollar	275	1-6-17	Citibank N.A.	16		—
South African Rand	9,300	U.S. Dollar	659	1-6-17	Citibank N.A.	—		18
U.S. Dollar	314	Australian Dollar	420	1-6-17	Citibank N.A.	—		11
U.S. Dollar	823	South African Rand	11,389	1-6-17	Citibank N.A.	6		—
Hungarian Forint	34,158	U.S. Dollar	115	1-10-17	Citibank N.A.	—		1
Malaysian Ringgit	170	U.S. Dollar	38	1-11-17	Citibank N.A.	—	*	—
Mexican Peso	7,600	U.S. Dollar	367	1-11-17	Citibank N.A.	1		—
U.S. Dollar	490	Mexican Peso	9,931	1-11-17	Citibank N.A.	—		12
Australian Dollar	280	U.S. Dollar	211	1-17-17	Citibank N.A.	9		—
Chinese Yuan Renminbi Offshore	1,100	U.S. Dollar	157	1-17-17	Citibank N.A.	—		—	*
Euro	1,050	U.S. Dollar	1,111	1-17-17	Citibank N.A.	5		—
Indonesian Rupiah	1,000,000	U.S. Dollar	74	1-17-17	Citibank N.A.	—	*	—
Turkish New Lira	5,224	U.S. Dollar	1,565	1-17-17	Citibank N.A.	88		—
U.S. Dollar	189	Euro	178	1-17-17	Citibank N.A.	—		2
U.S. Dollar	180	Indonesian Rupiah	2,500,000	1-17-17	Citibank N.A.	5		—
U.S. Dollar	101	Malaysian Ringgit	430	1-17-17	Citibank N.A.	—		6
U.S. Dollar	1,672	Turkish New Lira	5,621	1-17-17	Citibank N.A.	—		83

Chinese Yuan Renminbi Offshore	1,100	U.S. Dollar	157	1-18-17	Citibank N.A.	—	*	—
Romanian Leu	737	U.S. Dollar	170	1-19-17	Citibank N.A.	—		1
U.S. Dollar	1,036	Romanian Leu	4,493	1-19-17	Citibank N.A.	7		—
Malaysian Ringgit	7,950	U.S. Dollar	1,946	2-17-17	Citibank N.A.	178		—
U.S. Dollar	68	Chilean Peso	45,106	2-21-17	Citibank N.A.	—		1
Malaysian Ringgit	2,010	U.S. Dollar	482	3-17-17	Citibank N.A.	36		—
U.S. Dollar	877	Polish Zloty	3,707	3-21-17	Citibank N.A.	8		—
Thai Baht	111,600	U.S. Dollar	3,132	6-20-17	Citibank N.A.	18		—
Australian Dollar	430	U.S. Dollar	317	1-6-17	Credit Suisse International	7		—
South African Rand	6,600	U.S. Dollar	467	1-6-17	Credit Suisse International	—		13
U.S. Dollar	78	Hungarian Forint	22,000	1-10-17	Credit Suisse International	—		3
Colombian Peso	430,000	U.S. Dollar	146	1-11-17	Credit Suisse International	3		—
Mexican Peso	22,857	U.S. Dollar	1,107	1-11-17	Credit Suisse International	6		—
U.S. Dollar	1,042	Mexican Peso	21,295	1-11-17	Credit Suisse International	—		16
Euro	580	U.S. Dollar	631	1-17-17	Credit Suisse International	20		—
Turkish New Lira	150	U.S. Dollar	48	1-17-17	Credit Suisse International	5		—
U.S. Dollar	1,672	Euro	1,574	1-17-17	Credit Suisse International	—		13
U.S. Dollar	203	Turkish New Lira	640	1-17-17	Credit Suisse International	—		22
U.S. Dollar	58	Indonesian Rupiah	800,000	1-23-17	Credit Suisse International	1		—
U.S. Dollar	159	Thai Baht	5,700	1-24-17	Credit Suisse International	1		—
Malaysian Ringgit	170	U.S. Dollar	38	1-27-17	Credit Suisse International	—	*	—
Brazilian Real	4,076	U.S. Dollar	1,175	2-2-17	Credit Suisse International	—		66
Peruvian New Sol	371	U.S. Dollar	107	2-10-17	Credit Suisse International	—		3
U.S. Dollar	62	Peruvian New Sol	210	2-10-17	Credit Suisse International	1		—
Colombian Peso	310,000	U.S. Dollar	100	2-17-17	Credit Suisse International	—		3
U.S. Dollar	1,195	Colombian Peso	3,788,625	2-17-17	Credit Suisse International	56		—
U.S. Dollar	95	Malaysian Ringgit	430	2-17-17	Credit Suisse International	—	*	—
Malaysian Ringgit	3,044	U.S. Dollar	751	2-21-17	Credit Suisse International	74		—
U.S. Dollar	314	Chilean Peso	208,000	2-21-17	Credit Suisse International	—		5
U.S. Dollar	2,187	Malaysian Ringgit	9,656	3-17-17	Credit Suisse International	—		42
U.S. Dollar	230	Australian Dollar	310	1-6-17	Deutsche Bank AG	—		6
U.S. Dollar	931	Philippine Peso	46,695	1-5-17	Goldman Sachs International	8		—
U.S. Dollar	337	South African Rand	4,686	1-6-17	Goldman Sachs International	4		—
U.S. Dollar	49	Hungarian Forint	14,000	1-10-17	Goldman Sachs International	—		2
Mexican Peso	6,300	U.S. Dollar	306	1-11-17	Goldman Sachs International	2		—
U.S. Dollar	47	Mexican Peso	900	1-11-17	Goldman Sachs International	—		4
Euro	2,172	U.S. Dollar	2,393	1-17-17	Goldman Sachs International	105		—
Malaysian Ringgit	170	U.S. Dollar	38	1-17-17	Goldman Sachs International	—		—	*
Turkish New Lira	1,962	U.S. Dollar	557	1-17-17	Goldman Sachs International	2		—
U.S. Dollar	190	Turkish New Lira	669	1-17-17	Goldman Sachs International	—		1
U.S. Dollar	583	Indonesian Rupiah	7,986,881	1-23-17	Goldman Sachs International	7		—
Thai Baht	34,200	U.S. Dollar	973	1-24-17	Goldman Sachs International	18		—
U.S. Dollar	624	Thai Baht	22,200	1-24-17	Goldman Sachs International	—		4
U.S. Dollar	38	Malaysian Ringgit	170	1-27-17	Goldman Sachs International	—	*	—
U.S. Dollar	77	Brazilian Real	270	2-2-17	Goldman Sachs International	5		—
U.S. Dollar	59	Colombian Peso	180,000	2-17-17	Goldman Sachs International	—	*	—
U.S. Dollar	1,707	Malaysian Ringgit	7,457	2-17-17	Goldman Sachs International	—		49
Malaysian Ringgit	4,060	U.S. Dollar	1,009	3-17-17	Goldman Sachs International	107		—
						$1,006		$710

The following interest rate swap agreements were outstanding at December 31, 2016:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (b)		Value	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	3-Month Johannesburg Interbank Agreed Rate	8.345%	12/8/2026	ZAR	171	$— *	$— *
Barclays Bank plc	Pay	3-Month Johannesburg Interbank Agreed Rate	8.580%	3/15/2027		184	(2)	(2)
Citibank N.A.	Pay	3-Month Johannesburg Interbank Agreed Rate	8.670%	3/15/2027		184	(3)	(2)
Citibank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	2.705%	10/27/2018	CNY	75	(1)	(1)
Citibank N.A.	Receive	Brazil Interbank Deposit Rate	11.870%	1/4/2021	BRL	215	— *	— *
Deutsche Bank AG	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	2.000%	10/17/2021	SGD	430	(6)	(6)
JPMorgan Chase Bank N.A.	Pay	3-Month Johannesburg Interbank Agreed Rate	8.613%	3/15/2027	ZAR	551	(6)	(6)

JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022		$227	26	31
Morgan Stanley & Co. International plc	Receive	Brazil Interbank Deposit Rate	11.635%	1/4/2021	BRL	277	— *	— *
Morgan Stanley & Co. International plc	Receive	Brazil Interbank Deposit Rate	11.570%	1/4/2021		277	— *	— *
Nomura Securities International, Inc.	Pay	3-Month Shaghai Interbank Offered Rate	2.672%	10/26/2018	CNY	239	(5)	(5)
Nomura Securities International, Inc.	Pay	3-Month Shaghai Interbank Offered Rate	2.680%	10/26/2018		359	(7)	(7)
Nomura Securities International, Inc.	Pay	3-Month Shaghai Interbank Offered Rate	2.690%	10/26/2018		155	(3)	(3)
Nomura Securities International, Inc.	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	1.950%	8/22/2026	SGD	255	16	15
							$9	$14

The following over the counter credit default swaps – buy protection(1) were outstanding at December 31, 2016:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Unrealized Depreciation
Republic of Korea	Citibank N.A	(1.000%	)	12-20-21	73	$— *	$— *
Republic of Korea	Goldman Sachs International	(1.000%	)	12-20-21	148	— *	— *
Republic of Turkey	Bank of America N.A.	(1.000%	)	12-20-21	200	(1)	(1)
Republic of Turkey	Barclays Bank plc	(1.000%	)	12-20-21	400	(6)	(6)
Republic of Turkey	Citibank N.A.	(1.000%	)	12-20-21	200	(2)	(2)
Republic of Turkey	Deutsche Bank AG	(1.000%	)	12-20-21	100	(1)	(1)
Republic of Turkey	Goldman Sachs International	(1.000%	)	12-20-21	100	(1)	(1)
						$(11)	$(11)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1		Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$—	*	$—	$—
Other Government Securities	—		41,141	—
Short-Term Securities	—		7,778	—
Total	$—	*	$48,919	$—
Forward Foreign Currency Contracts	$—		$1,006	$—
Interest Rate Swaps	$—		$46	$—
Liabilities
Forward Foreign Currency Contracts	$—		$710	$—
Interest Rate Swaps	$—		$32	$—
Over the Counter Credit Default Swaps	$—		$11	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$51,667

Gross unrealized appreciation	1,170
Gross unrealized depreciation	(3,918)

Net unrealized depreciation	$(2,748)

SCHEDULE OF INVESTMENTS Ivy Targeted Return Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)		Value
Euro-Bund 10-Year Bond March Futures,
Call EUR175.00, Expires 2–24–17 (A)		24	$—	*
U.S. 10-Year Treasury Note March Futures,
Call $138.00, Expires 2–24–17		52	—	*
U.S. 2-Year Treasury Note March Futures,
Call $109.50, Expires 2–24–17		87	1
U.S. 5-Year Treasury Note March Futures,
Call $122.75, Expires 2–24–17		74	1
U.S. Treasury Long Bond March Futures,
Call $163.00, Expires 1–27–17		36	2

	Notional Amounts (Unrounded)
EUR versus CAD,
Call $1.54, Expires 3–27–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.)		4,300,000	7
EUR versus GBP,
Put $0.82, Expires 11–30–17, OTC (Ctrpty: Deutsche Bank AG)		10,800,000	240
Markit iTraxx Crossover 26 5-Year Index,
Put EUR350.00, Expires 2–15–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (A)		3,300,000	5
USD versus CNH,
Call $7.00, Expires 3–16–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.)		4,500,000	56
USD versus MXN:
Put $18.49, Expires 2–2–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.)		200,000	—	*
Put $18.49, Expires 2–2–17, OTC (Ctrpty: Nomura Securities International, Inc.)		4,400,000	—	*
Call $21.55, Expires 2–2–17, OTC (Ctrpty: JPMorgan Chase Bank N.A.)		7,000,000	33
USD versus ZAR,
Call $14.90, Expires 3–24–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.)		2,322,000	34

TOTAL PURCHASED OPTIONS – 0.3%			$379
(Cost: $692)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Automobile Manufacturers – 0.6%
Ford Motor Co.,
4.346%, 12–8–26		$167	169
Volkswagen Group of America, Inc.,
1.650%, 5–22–18 (B)		200	199
Volkswagen International Finance N.V.,
3.500%, 12–29–49 (A)	EUR	300	279

			647

Hotels, Resorts & Cruise Lines – 0.1%
Priceline Group, Inc. (The),
1.800%, 3–3–27 (A)		150	152

Total Consumer Discretionary – 0.7%			799
Consumer Staples
Brewers – 0.7%
Anheuser-Busch InBev S.A./N.V.:
2.650%, 2–1–21		$350	352
3.300%, 2–1–23		430	437

			789

Drug Retail – 0.2%
CVS Health Corp.,
5.125%, 7–20–45		240	267

Packaged Foods & Meats – 0.7%
Kraft Heinz Foods Co.,
4.375%, 6–1–46		150	141
Mondelez International Holdings Netherlands B.V.,
2.000%, 10–28–21 (B)		744	712

			853

Total Consumer Staples – 1.6%			1,909
Energy
Integrated Oil & Gas – 1.1%
Nexen Energy ULC,
6.400%, 5–15–37		240	284
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6–15–35		360	355
Petroleos Mexicanos S.A. de C.V.,
2.750%, 4–21–27 (A)	EUR	370	342
Total S.A.,
2.250%, 12–29–49 (A)		400	420

			1,401

Oil & Gas Exploration & Production – 0.4%
BP Capital Markets plc (GTD by BP plc),
1.109%, 2–16–23 (A)		200	216
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.),
3.750%, 7–27–26		$280	266

			482

Oil & Gas Refining & Marketing – 0.5%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
1.375%, 9–12–19		564	556

Oil & Gas Storage & Transportation – 0.5%
Access Midstream Partners L.P.,
4.875%, 5–15–23		300	305
Kunlun Energy Co. Ltd.,
3.750%, 5–13–25		250	246

			551

Total Energy – 2.5%			2,990
Financials
Diversified Banks – 8.9%
Aareal Bank AG,
1.875%, 4–1–19		500	499
ABN AMRO Bank N.V.,
2.875%, 1–18–28 (A)	EUR	200	222
Allied Irish Banks plc,
7.375%, 12–29–49 (A)		200	208
Banco Bilbao Vizcaya Argentaria S.A.,
6.750%, 12–29–49 (A)		200	200
Bank of Communications Co. Ltd.,
3.625%, 10–3–26 (A)		300	324
Bankia S.A.,
4.000%, 5–22–24 (A)		200	214
Banque Federative du Credit Mutuel,
3.000%, 5–21–24 (A)		230	262
Barclays plc:
2.625%, 11–11–25 (A)		170	178
7.875%, 12–29–49		$200	203
BNP Paribas S.A.,
6.750%, 12–29–49 (B)		200	197
BPCE S.A.,
5.250%, 4–16–29 (A)	GBP	200	275
Canadian Imperial Bank of Commerce,
2.250%, 7–21–20		$350	352
Commerzbank AG,
7.750%, 3–16–21 (A)	EUR	300	377
Cooperatieve Rabobank U.A.,
8.400%, 11–29–49		$160	164
Coventry Building Society,
6.375%, 12–29–49 (A)	GBP	200	238
Danske Bank A.S.,
5.875%, 10–29–49 (A)	EUR	200	220
Dexia Credit Local S.A.,
1.875%, 9–15–21 (B)		$729	703

DNB Boligkreditt A.S.,
1.450%, 3–21–18		800	799
Erste Group Bank AG,
5.500%, 5–26–25		400	407
European Investment Bank,
1.250%, 12–16–19		158	155
Ibercaja Banco S.A.,
5.000%, 7–28–25 (A)	EUR	300	305
National Bank of Canada,
1.400%, 4–20–18		$600	598
Nordea Bank AB,
5.500%, 9–29–49		400	398
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49		200	186
Skandinaviska Enskilda Banken AB,
5.750%, 11–29–49		200	199
SNS Bank N.V.,
3.750%, 11–5–25 (A)	EUR	490	539
Standard Chartered plc,
4.000%, 10–21–25 (A)		280	305
Swedbank AB,
5.500%, 12–29–49		$200	199
Swedbank Hypotek AB,
1.375%, 3–28–18		500	498
UniCredit S.p.A.,
6.950%, 10–31–22 (A)	EUR	130	157
Wells Fargo & Co.,
4.750%, 12–7–46		$381	385
Westpac Banking Corp.,
2.250%, 11–9–20		600	600

			10,566

Investment Banking & Brokerage – 1.6%
Goldman Sachs Group, Inc. (The),
2.241%, 11–15–21 (C)		580	583
Morgan Stanley,
2.282%, 10–24–23 (C)		683	691
UBS AG,
4.750%, 5–22–23		600	612

			1,886

Life & Health Insurance – 1.2%
Achmea B.V.,
4.250%, 12–29–49 (A)	EUR	160	159
Aegon N.V.,
4.000%, 4–25–44 (A)		170	178
China Life Insurance Co. Ltd.,
4.000%, 7–3–75		$230	225
CNP Assurances,
4.500%, 6–10–47 (A)	EUR	200	216
Credit Agricole Assurances S.A.,
4.750%, 9–27–48 (A)		300	319
Metropolitan Life Global Funding I,
3.450%, 12–18–26 (B)		$300	302

			1,399

Multi-Line Insurance – 0.5%
American International Group, Inc.,
2.300%, 7–16–19		230	231
Aviva plc,
3.375%, 12–4–45 (A)	EUR	362	374

			605

Other Diversified Financial Services – 1.1%
HBOS Capital Funding L.P.,
6.461%, 11–29–49 (A)	GBP	50	64
KBC Bank N.V.,
8.000%, 1–25–23		$400	422
KBC Groep N.V.:
1.875%, 3–11–27 (A)	EUR	100	106
5.625%, 3–29–49 (A)		300	318
Nykredit Realkredit A.S.,
4.000%, 6–3–36 (A)		400	434

			1,344

Property & Casualty Insurance – 0.2%
Allianz SE,
5.500%, 11–28–49		$200	201

Regional Banks – 0.6%
Emirates NBD PJSC,
1.750%, 3–23–22 (A)	EUR	350	371
Intesa Sanpaolo S.p.A.,
6.625%, 9–13–23 (A)		270	336

			707

Reinsurance – 0.3%
SCOR SE,
3.625%, 5–27–48 (A)		300	323

Specialized Finance – 3.5%
Adient Global Holdings Ltd.,
3.500%, 8–15–24 (A)		200	214
Japan Finance Organization for Municipalities,
2.125%, 10–25–23 (B)		$340	323
John Deere Capital Corp.,
1.250%, 10–9–19		341	335
Kommunalbanken A.S.,
1.500%, 8–31–21 (B)		600	580
Realkredit Danmark A.S.,
1.000%, 4–1–19 (A)	DKK	5,200	754
RWE Finance B.V.,
6.250%, 6–3–30 (A)	GBP	350	583
Schaeffler Finance B.V.,
3.250%, 5–15–25 (A)	EUR	310	347
Swedish Export Credit Corp.,
1.875%, 6–23–20		$200	199

Vonovia Finance B.V.:
4.000%, 12–29–49 (A)	EUR	200	217
4.625%, 4–8–74 (A)		500	553

			4,105

Thrifts & Mortgage Finance – 0.4%
BRFkredit A.S.,
2.000%, 10–1–47 (A)	DKK	1,991	274
Nationwide Building Society,
6.875%, 12–29–49 (A)	GBP	200	247

			521

Total Financials – 18.3%			21,657
Health Care
Biotechnology – 0.4%
Amgen, Inc.:
1.250%, 2–25–22 (A)	EUR	300	326
4.400%, 5–1–45		$210	201

			527

Pharmaceuticals – 0.7%
AbbVie, Inc.:
1.375%, 5–17–24 (A)	EUR	268	286
2.125%, 11–17–28 (A)		293	314
Pfizer, Inc.,
1.700%, 12–15–19		$224	224

			824

Total Health Care – 1.1%			1,351
Industrials
Air Freight & Logistics – 0.5%
A.P. Moller - Maersk A/S,
4.000%, 4–4–25 (A)	GBP	300	392
Fedex Corp.,
1.000%, 1–11–23 (A)	EUR	220	235

			627

Environmental & Facilities Services – 0.5%
Veolia Environnement S.A.,
6.125%, 10–29–37 (A)	GBP	350	639

Industrial Conglomerates – 0.3%
General Electric Co.,
4.625%, 1–30–43		$200	200
Wendel S.A.,
1.000%, 4–20–23 (A)	EUR	200	207

			407

Marine Ports & Services – 0.7%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12–29–49		$250	251
DP World Ltd.,
6.850%, 7–2–37		450	479

			730

Total Industrials – 2.0%			2,403
Information Technology
Communications Equipment – 0.3%
Cisco Systems, Inc.,
2.200%, 2–28–21		300	299

Semiconductors – 0.3%
NXP B.V. and NXP Funding LLC,
3.875%, 9–1–22 (B)		200	203
STATS ChipPAC Ltd.,
8.500%, 11–24–20		200	208

			411

Technology Hardware, Storage & Peripherals – 0.8%
Hewlett Packard Enterprise Co.:
4.900%, 10–15–25		490	501
6.350%, 10–15–45		400	404

			905

Total Information Technology – 1.4%			1,615
Materials
Diversified Chemicals – 0.3%
Dow Chemical Co. (The),
4.375%, 11–15–42		410	397

Diversified Metals & Mining – 0.8%
BHP Billiton Finance Ltd.,
4.750%, 4–22–76 (A)	EUR	390	444
Glencore Funding LLC,
4.000%, 4–16–25 (B)		$400	392

			836

Metal & Glass Containers – 0.2%
Ball Corp.,
4.375%, 12–15–23 (A)	EUR	220	256

Total Materials – 1.3%			1,489
Real Estate
Real Estate Operating Companies – 1.4%
Aroundtown Property Holdings plc,
1.500%, 7–15–24 (A)		500	494

Grand City Properties S.A.,
3.750%, 12–29–49 (A)		500	525
Prologis L.P. (GTD by Prologis, Inc.),
1.375%, 5–13–21 (A)		563	614

			1,633

Total Real Estate – 1.4%			1,633
Telecommunication Services
Alternative Carriers – 0.3%
Telefonica Europe B.V. (GTD by Telefonica S.A.),
5.875%, 3–31–49 (A)		300	332

Integrated Telecommunication Services – 1.0%
Telecom Italia S.p.A.,
7.375%, 12–15–17 (A)	GBP	150	195
Verizon Communications, Inc.:
3.650%, 9–14–18		$600	619
5.050%, 3–15–34		80	84
4.272%, 1–15–36		300	286

			1,184

Wireless Telecommunication Service – 0.6%
Bharti Airtel Ltd.,
4.375%, 6–10–25		420	414
Vodafone Group plc,
3.000%, 8–12–56 (A)	GBP	300	311

			725

Total Telecommunication Services – 1.9%			2,241
Utilities
Electric Utilities – 1.0%
Electricite de France S.A.,
5.500%, 10–17–41 (A)		400	634
Enel S.p.A.:
6.500%, 1–10–74 (A)	EUR	400	453
5.000%, 1–15–75 (A)		140	156

			1,243

Gas Utilities – 0.3%
Origin Energy Finance Ltd.,
4.000%, 9–16–74 (A)		330	344

Multi-Utilities – 0.5%
Centrica plc,
3.000%, 4–10–76 (A)		300	309
Dominion Resources, Inc.,
3.900%, 10–1–25		$280	285

			594

Total Utilities – 1.8%			2,181

TOTAL CORPORATE DEBT SECURITIES – 34.0%			$40,268
(Cost: $41,140)

OTHER GOVERNMENT SECURITIES (D)
Argentina – 0.3%
Republic of Argentina:
7.500%, 4–22–26 (B)		150	157
7.820%, 12–31–33 (A)	EUR	138	141

			298

Bermuda – 0.4%
Government of Bermuda,
4.854%, 2–6–24		$400	416

Brazil – 0.4%
Federative Republic of Brazil,
4.875%, 1–22–21		500	515

Cameroon – 0.2%
Republic of Cameroon,
9.500%, 11–19–25		200	215

Canada – 1.3%
Province of Alberta,
1.900%, 12–6–19		570	571
Province of Ontario,
2.000%, 1–30–19		940	946

			1,517

Columbia – 0.6%
Republic of Colombia:
4.500%, 1–28–26		200	206
6.125%, 1–18–41		490	529

			735

Denmark – 0.4%
Nykredit Realkredit A.S.,
2.000%, 10–1–47 (A)	DKK	3,282	452

Germany – 10.8%
Bundesrepublik Deutschland:
2.000%, 1–4–22 (A)	EUR	5,000	5,926
0.500%, 2–15–26 (A)		4,850	5,289
4.750%, 7–4–28 (A)		480	758
Germany Government Bond,
0.000%, 10–8–21 (A)(E)		860	929

			12,902

Indonesia – 1.2%
Indonesia Government Bond:
4.875%, 5–5–21		$400	422
3.700%, 1–8–22 (B)		310	311
3.375%, 7–30–25 (A)	EUR	290	313
3.750%, 6–14–28 (A)(B)		280	300
8.500%, 10–12–35		$100	136

			1,482

Ireland – 0.4%
Bank of Ireland,
7.375%, 12–29–49 (A)	EUR	200	214
Irish Government Bond,
2.400%, 5–15–30 (A)		200	243

			457

Italy – 0.5%
Italy Government Bond,
6.000%, 5–1–31 (A)		390	601

Mexico – 1.2%
Mexican Bonos,
10.000%, 12–5–24 (A)	MXN	25,130	1,403

Norway – 2.7%
Norway Government Bond:
3.000%, 3–14–24 (A)	NOK	13,700	1,750
1.500%, 2–19–26 (A)		12,500	1,429

			3,179

Panama – 0.9%
Republic of Panama:
5.200%, 1–30–20		$750	805
4.000%, 9–22–24		200	204
9.375%, 4–1–29		40	56

			1,065

Peru – 0.7%
Republic of Peru:
7.350%, 7–21–25		540	693
8.750%, 11–21–33		110	161

			854

Poland – 0.1%
Republic of Poland,
5.000%, 3–23–22		130	142

South Africa – 0.2%
Republic of South Africa,
5.875%, 9–16–25		200	213

Sri Lanka – 0.3%
Republic of Sri Lanka,
6.850%, 11–3–25		410	403

Sweden – 1.4%
Kingdom of Sweden:
1.125%, 10–21–19 (B)		1,000	984
1.250%, 9–8–21 (B)		750	721

			1,705

Tunisia – 0.2%
Central Bank of Tunisia,
5.750%, 1–30–25		200	186

Turkey – 0.4%
Republic of Turkey,
3.250%, 3–23–23		360	319
Turkey Government Bond,
7.375%, 2–5–25		100	110

			429

TOTAL OTHER GOVERNMENT SECURITIES – 24.6%			$29,169
(Cost: $29,943)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 34.4%
U.S. Treasury Bonds:
4.500%, 2–15–36 (F)		4,485	5,665
3.000%, 11–15–45		1,270	1,250
2.250%, 8–15–46		440	369
U.S. Treasury Notes:
3.250%, 3–31–17		15,900	16,005
4.500%, 5–15–17 (G)		14,380	14,581
1.000%, 11–30–18		2,500	2,491
5.000%, 5–15–37		380	509

			40,870

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 34.4%			$40,870
(Cost: $41,232)

SHORT-TERM SECURITIES
Commercial Paper (H) – 3.4%
Kroger Co. (The),
0.880%, 1–3–17		4,000	4,000

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.860%, 1-4-17 (I)		830	830

TOTAL SHORT-TERM SECURITIES – 4.1%			$4,830
(Cost: $4,830)

TOTAL INVESTMENT SECURITIES – 97.4%			$115,516
(Cost: $117,837)

CASH AND OTHER ASSETS, NET OF LIABILITIES (J) – 2.6%			3,084

NET ASSETS – 100.0%			$118,600

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, CLP - Chilean Peso, COP - Columbian Peso, DKK - Danish Kroner, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, MXN - Mexican Peso, MYR - Malaysian Ringgit, NOK - Norwegian Krone, NZD - New Zealand Dollar, KRW - South Korean Won, SEK - Swedish Krona, TRY - Turkish New Lira and ZAR - South African Rand).

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $6,084 or 5.1% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Zero coupon bond.

(F)	All or a portion of securities with an aggregate value of $261 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(G)	All or a portion of securities with an aggregate value of $639 have been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at December 31, 2016.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(J)	Cash of $365 is held in collateralized accounts for open centrally cleared swaps.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at December 31, 2016 (notional amounts unrounded):

Index	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Unrealized (Depreciation)
5-Year Credit Derivatives Index - High Yield	(5.000%	)	12-20-21	3,200,000	(198)	(39)

The following centrally cleared credit default swaps – sold protection(3) were outstanding at December 31, 2016 (notional amounts unrounded):

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2016(4)	Notional Amount(2)	Value	Unrealized Appreciation
5-Year Credit Derivatives Index - High Yield	5.000%	6-20-21	4.611%	3,400,000	234	125
5-Year Credit Derivatives Index - High Yield	5.000%	12-20-21	5.069%	4,300,000	266	42
					$500	$167

The following over the counter credit default swaps – buy protection(1) were outstanding at December 31, 2016 (notional amounts unrounded):

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Unrealized Appreciation (Depreciation)
Expedia, Inc.	JPMorgan Chase Bank N.A.	(1.000%	)	12-20-21	330,000	$(2)	$(1)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank N.A.	(1.000%	)	6-20-21	2,800,000	6	(12)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Capital, Inc.	(1.000%	)	12-20-21	300,000	3	— *
Republic of Korea	JPMorgan Chase Bank N.A.	(1.000%	)	12-20-21	3,100,000	(82)	5
						$(75)	(8)

The following over the counter credit default swaps - sold protection(3) were outstanding at December 31, 2016 (notional amounts unrounded):

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2016(4)	Notional Amount(2)	Value	Unrealized Appreciation
Groupe Casino EN	Citibank N.A.	1.000%	12-20-21	4.066%	300,000	$(20)	4
Glencore International AG	Citibank N.A.	5.000%	6-20-21	2.771%	200,000	29	29
Glencore International AG	Morgan Stanley & Co., Inc.	5.000%	12-20-21	3.074%	400,000	63	—	*
Republic of Korea	Barclays Capital, Inc.	1.000%	12-20-21	0.757%	100,000	3	—	*
Republic of South Africa	Morgan Stanley & Co., Inc.	1.000%	12-20-21	3.567%	300,000	(15)	6
						$60	39

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Malaysian Ringgit	3,780	U.S. Dollar	907	1-9-17	Barclays Capital, Inc.	$65		$—
U.S. Dollar	100	British Pound	80	1-9-17	Barclays Capital, Inc.	—		1
Euro	1,079	U.S. Dollar	1,153	1-12-17	Barclays Capital, Inc.	17		—
Japanese Yen	127,951	U.S. Dollar	1,100	2-6-17	Barclays Capital, Inc.	3		—
British Pound	1,391	Euro	1,619	3-2-17	Barclays Capital, Inc.	—		8
Chilean Peso	734,000	U.S. Dollar	1,073	4-4-17	Barclays Capital, Inc.	—		16
British Pound	210	U.S. Dollar	259	1-9-17	Citibank N.A.	—	*	—
Euro	896	Swedish Krona	8,800	1-9-17	Citibank N.A.	23		—
Euro	26,446	U.S. Dollar	28,210	1-9-17	Citibank N.A.	364		—
Turkish New Lira	4,000	U.S. Dollar	1,128	1-9-17	Citibank N.A.	—		5
U.S. Dollar	150	Euro	144	1-9-17	Citibank N.A.	1		—
U.S. Dollar	110	Swedish Krona	1,000	1-9-17	Citibank N.A.	—	*	—
Euro	1,067	U.S. Dollar	1,153	1-12-17	Citibank N.A.	29		—
U.S. Dollar	1,159	Canadian Dollar	1,526	1-12-17	Citibank N.A.	—		23
U.S. Dollar	1,155	Euro	1,078	3-6-17	Citibank N.A.	—		17
Chilean Peso	734,000	U.S. Dollar	1,100	4-4-17	Citibank N.A.	11		—
Mexican Peso	32,110	U.S. Dollar	1,558	1-9-17	Deutsche Bank AG	10		—
U.S. Dollar	61	Mexican Peso	1,250	1-9-17	Deutsche Bank AG	—		—	*
U.S. Dollar	1,145	Australian Dollar	1,545	3-6-17	Deutsche Bank AG	—		32
Euro	400	U.S. Dollar	432	1-9-17	Goldman Sachs International	11		—
Japanese Yen	136,333	U.S. Dollar	1,160	1-10-17	Goldman Sachs International	—		7
U.S. Dollar	1,147	Japanese Yen	131,845	1-13-17	Goldman Sachs International	—		18
Norwegian Krone	18,151	Swedish Krona	19,756	2-1-17	Goldman Sachs International	70		—
South Korean Won	269,273	U.S. Dollar	230	2-14-17	Goldman Sachs International	7		—
South Korean Won	3,650,000	U.S. Dollar	3,105	2-14-17	JPMorgan Securities LLC	82		—
Colombian Peso	6,255,999	U.S. Dollar	1,950	2-15-17	JPMorgan Securities LLC	—		117
British Pound	2,850	U.S. Dollar	3,641	1-9-17	Morgan Stanley International	128		—

Danish Kroner	10,650	U.S. Dollar	1,546	1-9-17	Morgan Stanley International	37	—
New Zealand Dollar	70	U.S. Dollar	50	1-9-17	Morgan Stanley International	1	—
Norwegian Krone	20,170	U.S. Dollar	2,413	1-9-17	Morgan Stanley International	77	—
South African Rand	31,030	U.S. Dollar	2,260	1-9-17	Morgan Stanley International	3	—
U.S. Dollar	105	Euro	100	1-9-17	Morgan Stanley International	1	—
Japanese Yen	20,349	Swedish Krona	1,600	1-10-17	Morgan Stanley International	2	—
Japanese Yen	123,001	U.S. Dollar	1,082	1-10-17	Morgan Stanley International	29	—
Swedish Krona	10,700	Japanese Yen	136,217	1-10-17	Morgan Stanley International	—	9
South Korean Won	1,525,713	U.S. Dollar	1,310	2-14-17	Morgan Stanley International	47	—
Colombian Peso	4,259,999	U.S. Dollar	1,346	2-15-17	Morgan Stanley International	—	61
U.S. Dollar	1,147	Canadian Dollar	1,525	3-6-17	Morgan Stanley International	—	11
Euro	1,000	U.S. Dollar	1,068	3-7-17	Morgan Stanley International	12	—
						$1,030	$325

The following futures contracts were outstanding at December 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
Euro-Buxl 30-Year Bond	Short	3-10-17	11	$(2,009)	$(63)
Euro-OAT France Government 10-Year Bond	Short	3-10-17	37	(5,913)	(72)
Euro-BTP Italian Government Bond	Short	3-31-17	54	(7,691)	(120)
U.S. 10-Year Treasury Note	Short	3-31-17	54	(6,711)	22
United Kingdom Long Gilt	Short	3-31-17	25	(3,877)	(66)
U.S. 2-Year Treasury Note	Short	4-5-17	28	(6,067)	7
U.S. 5-Year Treasury Note	Short	4-5-17	76	(8,943)	37
				$(41,211)	$(255)

The following written options were outstanding at December 31, 2016 (contracts, notional amounts, and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
U.S. Treasury Long Bond March Futures	N/A	Put	36	January 2017	$152.00	$58	$(87)

			Notional Amounts
EUR versus CAD	Morgan Stanley & Co., Inc.	Put	4,300,000	March 2017	1.45	84	(146)
USD versus JPY	Bank of America Corp.	Call	5,250,000	April 2017	109.25	56	(374)
USD versus MXN	JPMorgan Chase Bank N.A.	Put	7,000,000	February 2017	20.25	50	(48)
	Morgan Stanley & Co., Inc.	Call	200,000	February 2017	21.30	3	(1)
	Nomura Securities International, Inc.	Call	4,400,000	February 2017	21.30	72	(30)
USD versus ZAR	Morgan Stanley & Co., Inc.	Put	2,322,000	March 2017	13.35	31	(39)
						$354	$(725)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$4	$375	$—
Corporate Debt Securities	—	40,268	—
Other Government Securities	—	29,169	—
United States Government Obligations	—	40,870	—
Short-Term Securities	—	4,830	—
Total	$4	$115,512	$—
Centrally Cleared Credit Default Swaps	$—	$167	$—
Over the Counter Credit Default Swaps	$—	$44	$—
Forward Foreign Currency Contracts	$—	$1,030	$—
Futures Contracts	$66	$—	$—
Liabilities
Centrally Cleared Credit Default Swaps	$—	$39	$—
Over the Counter Credit Default Swaps	$—	$13	$—
Forward Foreign Currency Contracts	$—	$325	$—
Futures Contracts	$321	$—	$—
Written Options	$87	$638	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$117,837

Gross unrealized appreciation	462
Gross unrealized depreciation	(2,783)

Net unrealized depreciation	$(2,321)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds

(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 27, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2017